Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Report of Independent Accountants	<Click Here>
Proxy Voting Results	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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Each fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to obtain current income, exempt from federal income taxes by investing in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Treasury Fund

Investments October 31, 2001

Showing Percentage of Net Assets

U.S. Treasury Obligations - 44.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 30.9%
11/1/01	3.93%	$ 25,000,000	$ 25,000,000
11/8/01	3.70	25,000,000	24,982,354
11/29/01	3.61	50,000,000	49,862,139
12/20/01	3.50	25,000,000	24,882,774
12/20/01	3.54	50,000,000	49,763,167
1/3/02	2.35	25,000,000	24,897,625
1/3/02	2.36	25,000,000	24,897,297
1/3/02	3.53	30,000,000	29,817,825
1/3/02	3.54	100,000,000	99,390,562
1/3/02	3.55	25,000,000	24,847,313
1/3/02	3.56	25,000,000	24,846,913
1/10/02	3.34	40,000,000	39,743,722
1/10/02	3.56	50,000,000	49,659,808
1/24/02	2.19	50,000,000	49,745,667
1/31/02	2.11	75,000,000	74,601,875
2/7/02	3.41	50,000,000	49,544,028
3/7/02	2.58	50,000,000	49,553,750
3/14/02	3.16	25,000,000	24,712,295
3/21/02	2.32	25,000,000	24,777,361
3/28/02	2.30	50,000,000	49,536,542
3/28/02	2.39	25,000,000	24,759,106
4/25/02	2.13	75,000,000	74,232,066
			914,054,189
U.S. Treasury Bonds - 0.9%
2/15/02	2.27	25,000,000	25,380,376
U.S. Treasury Notes - 6.0%
11/15/01	2.50	25,000,000	25,046,141
11/30/01	3.61	50,000,000	50,085,895
11/30/01	3.62	25,000,000	25,042,723
1/31/02	2.33	25,000,000	25,243,350
2/28/02	3.98	25,000,000	25,191,384
3/31/02	3.67	25,000,000	25,272,184
			175,881,677
U.S. Treasury Notes - coupon STRIPS - 0.8%
11/15/01	3.76	25,000,000	24,960,061
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Notes - principal STRIPS - 5.8%
11/15/01	3.83%	$ 25,000,000	$ 24,963,478
11/15/01	4.18	10,000,000	9,984,140
5/15/02	3.33	20,000,000	19,647,229
8/15/02	2.28	50,000,000	49,108,446
8/15/02	3.34	20,000,000	19,484,055
8/15/02	3.45	25,000,000	24,335,268
8/15/02	3.48	25,000,000	24,328,594
			171,851,210
TOTAL U.S. TREASURY OBLIGATIONS			1,312,127,513
Repurchase Agreements - 58.0%
	Maturity Amount
In a joint trading account (U.S. Treasury Obligations) dated:
10/5/01 due 2/1/02 At 2.25%	$ 25,185,938	25,000,000
10/31/01 due 11/1/01 At:
2.58%	1,633,117,215	1,633,000,000
2.6%	57,208,125	57,204,000
TOTAL REPURCHASE AGREEMENTS		1,715,204,000
TOTAL INVESTMENT PORTFOLIO - 102.4%		3,027,331,513
NET OTHER ASSETS - (2.4)%		(71,903,291)
NET ASSETS - 100%		$ 2,955,428,222
Total Cost for Income Tax Purposes $ 3,027,331,513
Income Tax Information
At October 31, 2001, the fund had a capital loss carryforward of approximately $28,000 all of which will expire on October 31, 2007.

A total of 22.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $1,715,204,000) - See accompanying schedule		$ 3,027,331,513
Receivable for investments sold		49,744,694
Receivable for fund shares sold		22,386,832
Interest receivable		4,112,433
Total assets		3,103,575,472
Liabilities
Payable to custodian bank	$ 131
Payable for investments purchased	124,342,875
Payable for fund shares redeemed	20,399,290
Distributions payable	1,154,767
Accrued management fee	599,811
Distribution fees payable	1,087,574
Other payables and accrued expenses	562,802
Total liabilities		148,147,250
Net Assets		$ 2,955,428,222
Net Assets consist of:
Paid in capital		$ 2,955,458,714
Accumulated net realized gain (loss) on investments		(30,492)
Net Assets		$ 2,955,428,222
Calculation of Maximum Offering Price Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,451,581,532 ÷ 1,451,571,050 shares)		$1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,158,817,502 ÷ 1,158,809,134 shares)		$1.00
Advisor B Class: Net Asset Value and offering price per share ($238,398,505 ÷ 238,396,783 shares) A		$1.00
Advisor C Class: Net Asset Value and offering price per share ($106,630,683 ÷ 106,629,911 shares) A		$1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 131,033,441
Expenses
Management fee	$ 6,872,626
Transfer agent fees	5,693,567
Distribution fees	11,655,570
Accounting fees and expenses	245,356
Non-interested trustees' compensation	7,700
Custodian fees and expenses	11,497
Registration fees	1,244,634
Audit	34,341
Legal	10,843
Miscellaneous	74,896
Total expenses before reductions	25,851,030
Expense reductions	(1,822,400)	24,028,630
Net investment income		107,004,811
Net Realized Gain (Loss) on Investments		118,268
Net increase in net assets resulting from operations		$ 107,123,079

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 107,004,811	$ 130,600,627
Net realized gain (loss)	118,268	298,729
Net increase (decrease) in net assets resulting from operations	107,123,079	130,899,356
Distributions to shareholders from net investment income	(107,004,811)	(130,600,627)
Share transactions - net increase (decrease)	344,332,851	107,023,809
Total increase (decrease) in net assets	344,451,119	107,322,538
Net Assets
Beginning of period	2,610,977,103	2,503,654,565
End of period	$ 2,955,428,222	$ 2,610,977,103

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.041	.053	.043	.049	.049
Less Distributions
From net investment income	(.041)	(.053)	(.043)	(.049)	(.049)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	4.19%	5.48%	4.38%	5.04%	4.97%
Ratios to Average Net Assets B
Expenses before expense reductions	.77%	.75%	.76%	.76%	.74%
Expenses net of voluntary waivers, if any	.70%	.69%	.65%	.65%	.65%
Expenses net of all reductions	.70%	.69%	.65%	.65%	.65%
Net investment income	4.08%	5.32%	4.30%	4.93%	4.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,452	$ 1,250	$ 1,335	$ 1,261	$ 1,284

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2001	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.039	.051	.040	.047	.000134
Less Distributions
From net investment income	(.039)	(.051)	(.040)	(.047)	(.000134)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	3.93%	5.22%	4.12%	4.78%	.01%
Ratios to Average Net Assets E
Expenses before expense reductions	1.02%	1.00%	1.02%	1.01%	.90% A
Expenses net of voluntary waivers, if any	.95%	.94%	.90%	.90%	.90% A
Expenses net of all reductions	.95%	.94%	.90%	.90%	.90% A
Net investment income	3.83%	5.12%	4.06%	4.67%	4.93% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,159	$ 1,175	$ 950	$ 480	$ 265

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For October 31, 1997 (commencement of sale of shares).

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.034	.046	.035	.042	.041
Less Distributions
From net investment income	(.034)	(.046)	(.035)	(.042)	(.041)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	3.42%	4.69%	3.61%	4.26%	4.20%
Ratios to Average Net Assets C
Expenses before expense reductions	1.51%	1.50%	1.51%	1.56%	1.69%
Expenses net of voluntary waivers, if any	1.45%	1.44%	1.40%	1.40%	1.39%
Expenses net of all reductions	1.45%	1.44%	1.40%	1.40%	1.39%
Net investment income	3.11%	4.56%	3.60%	4.16%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 238	$ 117	$ 157	$ 76	$ 46

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2001	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.034	.046	.035	.041
Less Distributions
From net investment income	(.034)	(.046)	(.035)	(.041)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	3.42%	4.69%	3.61%	4.22%
Ratios to Average Net Assets F
Expenses before expense reductions	1.51%	1.51%	1.53%	1.99% A
Expenses net of voluntary waivers, if any	1.45%	1.44%	1.40%	1.40% A
Expenses net of all reductions	1.45%	1.44%	1.40%	1.40% A
Net investment income	3.22%	4.62%	3.61%	4.24% A
Supplemental Data
Net assets, end of period (in millions)	$ 107	$ 69	$ 62	$ 16

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E For the period November 3, 1997 (commencement of sale of shares) to October 31, 1998.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investments October 31, 2001

Showing Percentage of Net Assets

Certificates of Deposit - 38.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.1%
Citibank NA, New York
12/4/01	3.41%	$ 40,000,000	$ 40,000,000
12/10/01	3.43	50,000,000	50,000,000
Firstar Bank NA
11/5/01	3.88	25,000,000	25,000,000
			115,000,000
London Branch, Eurodollar, Foreign Banks - 25.6%
Abbey National Treasury Services PLC
11/20/01	3.61	45,000,000	45,000,000
11/20/01	3.65	70,000,000	70,000,000
2/20/02	3.50	90,000,000	90,000,000
ABN-AMRO Bank NV
4/23/02	2.21	110,000,000	110,000,000
Alliance & Leicester PLC
12/4/01	2.52	15,000,000	15,000,068
12/11/01	3.40	10,000,000	10,000,000
Banco Bilbao Vizcaya Argentaria SA
12/6/01	2.83	10,000,000	10,004,329
Bank of Scotland Treasury Services PLC
12/10/01	2.38	10,000,000	10,000,000
2/6/02	3.56	70,000,000	70,001,592
5/15/02	3.62	30,000,000	30,001,581
Barclays Bank PLC
11/16/01	3.92	27,000,000	27,001,319
5/7/02	3.60	100,000,000	100,000,000
Bayerische Hypo-und Vereinsbank AG
11/13/01	3.50	25,000,000	25,000,000
11/20/01	3.65	15,000,000	15,000,000
12/3/01	2.52	200,000,000	200,000,000
1/15/02	2.38	50,000,000	50,000,000
2/22/02	2.29	35,000,000	35,000,000
3/11/02	3.30	85,000,000	85,000,000
Commerzbank AG
1/15/02	2.38	50,000,000	50,000,518
Credit Agricole Indosuez
2/11/02	3.50	50,000,000	50,008,352
Danske Bank AS
12/4/01	2.51	15,000,000	15,000,068
Deutsche Bank AG
11/21/01	3.95	25,000,000	24,999,728
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Deutsche Bank AG - continued
12/3/01	2.24%	$ 140,000,000	$ 140,000,000
12/7/01	3.85	50,000,000	50,000,000
12/27/01	2.51	45,000,000	45,000,000
Dresdner Bank AG
11/20/01	3.66	25,000,000	25,000,000
11/23/01	3.61	15,000,000	15,000,000
3/11/02	3.31	20,000,000	20,000,000
4/23/02	2.21	85,000,000	85,000,000
Halifax PLC
11/29/01	3.43	135,000,000	135,000,000
12/3/01	2.50	30,000,000	30,000,000
12/4/01	2.50	20,000,000	20,000,000
2/25/02	3.40	70,000,000	70,000,000
3/4/02	3.40	135,000,000	135,000,000
ING Bank NV
11/23/01	3.61	35,000,000	35,000,000
12/3/01	2.52	50,000,000	50,000,000
12/13/01	2.52	15,000,000	15,000,000
2/13/02	3.50	25,000,000	25,000,000
4/3/02	2.48	70,000,000	70,000,000
Landesbank Baden-Wuerttemberg
12/11/01	3.39	25,000,000	25,000,000
4/25/02	2.24	15,000,000	15,000,000
Lloyds TSB Bank PLC
11/14/01	3.94	50,000,000	49,999,416
12/5/01	2.35	90,000,000	90,005,757
Merita Bank PLC
12/5/01	2.44	20,000,000	20,000,000
12/10/01	3.44	10,000,000	10,000,000
Nationwide Building Society
11/19/01	3.19	55,000,000	55,000,137
12/19/01	2.93	10,000,000	10,000,132
Norddeutsche Landesbank Girozentrale
11/5/01	4.20	50,000,000	50,000,000
11/19/01	3.90	50,000,000	50,000,245
Svenska Handelsbanken AB
12/27/01	2.52	10,000,000	10,000,077
12/31/01	2.50	50,000,000	50,002,441
4/24/02	2.23	5,000,000	5,000,120
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
UBS AG
5/3/02	3.60%	$ 135,000,000	$ 135,000,000
Westdeutsche Landesbank Girozentrale
11/13/01	3.50	60,000,000	60,000,000
2/20/02	3.52	20,000,000	20,000,303
			2,757,026,183
New York Branch, Yankee Dollar, Foreign Banks - 12.1%
Barclays Bank PLC
11/1/01	2.57 (b)	150,000,000	149,993,343
Bayerische Hypo-und Vereinsbank AG
12/11/01	2.50	105,000,000	105,000,000
BNP Paribas SA
12/3/01	2.50	50,000,000	50,000,000
2/20/02	3.50	95,000,000	95,000,000
2/22/02	2.28	45,000,000	45,000,000
3/22/02	2.26	45,000,000	45,000,000
4/24/02	2.22	45,000,000	45,000,000
5/6/02	3.63	45,000,000	45,000,000
Commerzbank AG
12/19/01	2.93	45,000,000	45,000,000
12/19/01	3.65	20,000,000	20,001,571
Credit Agricole Indosuez
11/5/01	3.00	45,000,000	45,000,000
5/6/02	3.61	40,000,000	40,000,000
Deutsche Bank AG
11/1/01	2.56 (b)	130,000,000	129,940,521
Landesbank Baden-Wuerttemberg
12/4/01	2.52	29,000,000	29,000,766
Lloyds TSB Bank PLC
1/22/02	5.25	10,000,000	10,001,514
2/25/02	3.40	30,000,000	30,000,000
National Westminster Bank PLC
11/1/01	4.22	40,000,000	40,000,000
7/5/02	4.10	120,000,000	119,992,152
Royal Bank of Canada
7/5/02	4.10	50,000,000	49,996,729
Societe Generale
11/2/01	2.55 (b)	30,000,000	29,986,233
11/30/01	2.26 (b)	45,000,000	44,979,584
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Toronto-Dominion Bank
11/2/01	2.58%	$ 25,000,000	$ 25,000,000
12/4/01	2.50	20,000,000	20,000,000
Westdeutsche Landesbank Girozentrale
11/26/01	3.94	50,000,000	50,000,000
			1,308,892,413
TOTAL CERTIFICATES OF DEPOSIT			4,180,918,596
Commercial Paper - 35.0%

Aegon Funding Corp.
4/18/02	2.28	15,000,000	14,842,500
American Express Credit Corp.
12/12/01	2.51	50,000,000	49,857,639
Amsterdam Funding Corp.
12/10/01	2.39	15,000,000	14,961,325
12/11/01	2.38	70,000,000	69,815,667
12/12/01	2.33	25,000,000	24,933,944
12/13/01	2.30	50,000,000	49,866,417
12/14/01	2.30	10,000,000	9,972,647
12/14/01	2.32	5,000,000	4,986,204
12/20/01	2.88	50,000,000	49,805,361
Centric Capital Corp.
4/23/02	2.25	14,100,000	13,949,577
CIESCO LP
11/21/01	2.46	35,000,000	34,952,361
CIT Group, Inc.
12/11/01	3.12	15,000,000	14,948,333
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/6/01	3.01	15,000,000	14,993,750
11/7/01	2.96	150,000,000	149,926,250
11/9/01	2.51	100,000,000	99,944,444
12/7/01	2.40	10,000,000	9,976,100
Citicorp
11/5/01	2.57	30,000,000	29,991,467
Commonwealth Bank of Australia
11/19/01	2.44	20,000,000	19,975,700
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Asset Funding Co.
11/14/01	3.32%	$ 5,000,000	$ 4,994,042
12/20/01	2.41	100,000,000	99,673,333
Corporate Receivables Corp.
12/18/01	2.31	55,000,000	54,834,847
CXC, Inc.
12/4/01	2.43	100,000,000	99,778,167
Danske Corp.
11/5/01	3.50	15,000,000	14,994,217
4/19/02	2.20	25,000,000	24,744,153
Delaware Funding Corp.
11/19/01	2.46	75,000,000	74,908,125
Dexia Delaware LLC
12/11/01	2.35	58,600,000	58,447,640
Edison Asset Securitization LLC
11/5/01	3.48	40,000,000	39,984,622
11/9/01	3.37	20,000,000	19,985,111
11/26/01	2.60	50,000,000	49,910,069
12/5/01	3.41	85,000,000	84,728,661
12/7/01	2.36	60,000,000	59,859,000
Enterprise Funding Corp.
11/15/01	2.49	51,588,000	51,538,246
11/20/01	2.46	86,182,000	86,070,562
Falcon Asset Securitization Corp.
11/8/01	2.53	100,000,000	99,951,000
11/13/01	2.49	122,872,000	122,770,426
11/14/01	2.49	25,000,000	24,977,611
11/15/01	2.49	15,000,000	14,985,533
GE Capital International Funding, Inc.
11/6/01	2.58	90,000,000	89,967,875
General Electric Capital Corp.
11/13/01	3.65	100,000,000	99,879,667
2/13/02	2.30	40,000,000	39,736,533
3/5/02	3.41	75,000,000	74,134,583
3/25/02	3.60	15,000,000	14,788,800
General Electric Capital Services, Inc.
3/12/02	3.45	40,000,000	39,506,567
Goldman Sachs Group, Inc.
11/13/01	3.20	75,000,000	74,920,500
Jupiter Securitization Corp.
11/27/01	2.39	85,000,000	84,853,894
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Jupiter Securitization Corp. - continued
11/27/01	2.40%	$ 50,000,000	$ 49,913,694
Lloyds TSB Bank PLC
12/19/01	3.65	15,000,000	14,928,300
3/25/02	2.20	50,000,000	49,565,000
Montauk Funding Corp.
2/20/02	2.32	45,000,000	44,680,875
National Australia Funding, Inc.
3/7/02	2.29	60,000,000	59,523,300
Nationwide Building Society
12/11/01	3.17	5,000,000	4,982,500
Park Avenue Receivables Corp.
11/20/01	2.37	75,132,000	75,038,022
Preferred Receivables Funding Corp.
11/13/01	2.49	80,000,000	79,933,867
Quincy Capital Corp.
11/16/01	2.40	131,860,000	131,728,140
Receivables Capital Corp.
11/21/01	2.48	132,920,000	132,737,604
Santander Finance, Inc.
11/26/01	3.90	20,000,000	19,946,806
Sheffield Receivables Corp.
11/20/01	2.40	175,000,000	174,778,333
11/27/01	2.41	70,760,000	70,637,349
7/19/02	2.31	20,000,000	19,672,111
Societe Generale NA
12/5/01	2.36	50,000,000	49,889,028
Variable Funding Capital Corp.
11/8/01	2.59	85,251,000	85,208,232
11/14/01	2.51	100,000,000	99,909,722
11/20/01	2.42	80,000,000	79,898,244
11/27/01	2.41	50,000,000	49,913,333
Westpac Capital Corp.
12/4/01	3.90	11,000,000	10,961,482
Windmill Funding Corp.
11/13/01	2.50	15,000,000	14,987,550
11/16/01	2.49	100,000,000	99,896,667
11/19/01	2.46	30,000,000	29,963,250
11/20/01	2.96	50,000,000	49,922,417
TOTAL COMMERCIAL PAPER			3,781,239,296
Federal Agencies - 6.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 6.4%
Agency Coupons - 2.4%
11/1/01	2.57% (b)	$ 60,000,000	$ 59,966,838
12/6/01	6.20	30,000,000	29,998,711
1/10/02	2.26 (b)	111,000,000	110,906,740
1/25/02	2.18 (b)	60,000,000	59,974,200
			260,846,489
Discount Notes - 4.0%
11/15/01	3.43	120,000,000	119,841,333
11/29/01	3.83	50,000,000	49,853,778
4/11/02	2.19	90,000,000	89,126,575
5/31/02	3.55	60,000,000	58,786,750
5/31/02	3.58	50,000,000	48,981,632
6/14/02	3.58	22,966,000	22,467,925
7/26/02	3.61	44,355,000	43,207,918
			432,265,911
Freddie Mac - 0.1%
Discount Notes - 0.1%
7/18/02	3.61	5,516,000	5,377,501
TOTAL FEDERAL AGENCIES			698,489,901
Bank Notes - 3.3%

American Express Centurion Bank
11/5/01	2.57 (b)	15,000,000	15,000,000
11/15/01	2.50 (b)	15,000,000	15,000,000
Bank One NA, Chicago
12/17/01	3.21 (b)	10,000,000	10,008,721
Household Bank FSB
12/17/01	2.35	30,000,000	30,000,764
U.S. Bank NA, Minnesota
5/23/02	2.22	25,000,000	25,000,000
U.S. Bank NA, Minneapolis
12/3/01	3.41	60,000,000	60,000,000
Wells Fargo Bank NA, San Francisco
12/10/01	3.39	50,000,000	50,000,000
Bank Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Wells Fargo Bank NA, San Francisco - continued
12/14/01	2.35%	$ 40,000,000	$ 40,000,000
12/28/01	2.21	110,000,000	110,000,000
TOTAL BANK NOTES			355,009,485
Master Notes - 1.0%

General Motors Acceptance Corp. Mortgage Credit
11/1/01	2.79	70,000,000	70,000,000
Goldman Sachs Group, Inc.
12/18/01	2.98 (c)	40,000,000	40,000,000
TOTAL MASTER NOTES			110,000,000
Medium-Term Notes - 4.8%

Alliance & Leicester Group Treasury PLC
1/24/02	2.42 (b)	30,000,000	30,012,270
Asset Securitization Cooperative Corp.
11/26/01	2.38 (b)	35,000,000	35,000,000
Bank of Scotland Treasury Services PLC
11/28/01	3.56 (b)	25,000,000	25,006,892
1/25/02	2.45 (b)	15,000,000	15,004,898
BMW U.S. Capital Corp.
11/23/01	2.45 (b)	20,000,000	20,000,000
6/7/02	4.25	20,000,000	19,988,336
CIESCO LP
11/19/01	2.49 (b)	10,000,000	10,000,000
Citigroup, Inc.
11/13/01	2.50 (b)	25,000,000	25,000,000
GE Life & Annuity Assurance Co.
11/1/01	2.74 (b)(c)	80,000,000	80,000,000
General Electric Capital Corp.
11/19/01	2.45 (b)	85,000,000	85,000,000
Harwood Street Funding I LLC
11/20/01	2.63 (b)	30,000,000	30,000,000
Merrill Lynch & Co., Inc.
11/20/01	2.49 (b)	30,000,000	30,000,000
Morgan Stanley Dean Witter & Co.
1/22/02	2.54 (b)	25,000,000	25,006,700
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Variable Funding Capital Corp.
11/6/01	2.61% (b)	$ 35,000,000	$ 34,998,233
11/12/01	2.49 (b)	35,000,000	34,998,442
11/21/01	2.43 (b)	20,000,000	20,000,000
TOTAL MEDIUM-TERM NOTES			520,015,771
Short-Term Notes - 2.3%

Jackson National Life Insurance Co.
1/1/02	2.76 (b)(c)	25,000,000	25,000,000
Monumental Life Insurance Co.
11/1/01	2.78 (b)(c)	18,000,000	18,000,000
11/1/01	2.81 (b)(c)	20,000,000	20,000,000
New York Life Insurance Co.
11/29/01	3.62 (b)(c)	17,000,000	17,000,000
12/21/01	2.72 (b)(c)	23,000,000	23,000,000
1/1/02	2.70 (b)(c)	30,000,000	30,000,000
Pacific Life Insurance Co.
12/7/01	3.62 (b)(c)	15,000,000	15,000,000
SMM Trust 2000 M
12/13/01	3.36 (b)(c)	60,000,000	60,000,000
Transamerica Occidental Life Insurance Co.
11/1/01	3.85 (b)(c)	40,000,000	40,000,000
TOTAL SHORT-TERM NOTES			248,000,000
Municipal Securities - 0.7%

Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 5.46% 2/1/40, LOC Student Ln. Marketing Assoc.
2/1/02	5.46 (a)(b)	70,000,000	70,000,000
Repurchase Agreements - 9.0%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated:
10/9/01 due 12/10/01 At 2.37%	$ 50,204,083	$ 50,000,000
10/31/01 due 11/1/01 At 2.63%	39,792,909	39,790,000
With:
Goldman Sachs & Co. At 2.7%, dated 10/31/01 due 11/1/01 (Commercial Paper Obligations) (principal amount $307,252,808) 0%, 11/1/01 - 1/25/02	300,022,458	300,000,000
J.P. Morgan Securities At 2.69%, dated 10/31/01 due 11/1/01 (Commercial Paper Obligations) (principal amount $393,310,000) 2.15% - 3.77%, 11/14/01 - 4/25/02	384,028,693	384,000,000
Salomon Smith Barney At 2.68%, dated 10/31/01 due 11/1/01 (Commercial Paper Obligations) (principal amount $204,691,000) 0%, 11/6/01 - 2/11/02	200,014,861	200,000,000
TOTAL REPURCHASE AGREEMENTS		973,790,000
TOTAL INVESTMENT PORTFOLIO - 101.4%		10,937,463,049
NET OTHER ASSETS - (1.4)%		(146,629,930)
NET ASSETS - 100%		$ 10,790,833,119
Total Cost for Income Tax Purposes $ 10,937,463,049
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,000,000 or 0.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 2.74%, 11/1/01	3/30/01	$ 80,000,000
Goldman Sachs Group, Inc. 2.98%, 12/18/01	9/18/01	$ 40,000,000
Jackson National Life Insurance Co. 2.76%, 1/1/02	7/6/99	$ 25,000,000
Monumental Life Insurance Co.: 2.78%, 11/1/01	7/31/98 - 9/17/98	$ 18,000,000
2.81%, 11/1/01	3/12/99	$ 20,000,000
New York Life Insurance Co.: 2.7%, 1/1/02	4/18/01	$ 30,000,000
2.72%, 12/21/01	12/20/00	$ 23,000,000
3.62%, 11/29/01	8/27/01	$ 17,000,000
Pacific Life Insurance Co. 3.62%, 12/7/01	9/6/01	$ 15,000,000
SMM Trust 2000 M 3.36%, 12/13/01	12/11/00	$ 60,000,000
Transamerica Occidental Life Insurance Co. 3.85%, 11/1/01	4/28/00	$ 40,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $368,000,000 or 3.4% of net assets.

Income Tax Information

A total of 1.1% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value (including repurchase agreements of $973,790,000) - See accompanying schedule		$ 10,937,463,049
Cash		798
Receivable for fund shares sold		163,697,209
Interest receivable		30,618,756
Other receivables		5,885
Total assets		11,131,785,697
Liabilities
Payable for investments purchased	$ 170,030,439
Payable for fund shares redeemed	161,397,222
Distributions payable	1,282,292
Accrued management fee	2,186,200
Distribution fees payable	3,394,414
Other payables and accrued expenses	2,662,011
Total liabilities		340,952,578
Net Assets		$ 10,790,833,119
Net Assets consist of:
Paid in capital		$ 10,790,763,427
Accumulated net realized gain (loss) on investments		69,692
Net Assets		$ 10,790,833,119
Daily Money Class: Net Asset Value, offering price and redemption price per share ($5,455,410,957 ÷ 5,455,369,559 shares)		$1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($5,335,422,162 ÷ 5,335,381,674 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 496,202,526
Expenses
Management fee	$ 24,946,923
Transfer agent fees	20,554,872
Distribution fees	36,963,784
Accounting fees and expenses	784,009
Non-interested trustees' compensation	30,397
Custodian fees and expenses	174,670
Registration fees	1,619,951
Audit	52,879
Legal	37,032
Miscellaneous	646,388
Total expenses before reductions	85,810,905
Expense reductions	(3,920,892)	81,890,013
Net investment income		414,312,513
Net Realized Gain (Loss) on Investments		751,492
Net increase in net assets resulting from operations		$ 415,064,005

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 414,312,513	$ 465,452,481
Net realized gain (loss)	751,492	53,032
Net increase (decrease) in net assets resulting from operations	415,064,005	465,505,513
Distributions to shareholders from net investment income	(414,312,513)	(465,452,481)
Share transactions - net increase (decrease)	2,123,058,742	1,406,643,491
Total increase (decrease) in net assets	2,123,810,234	1,406,696,523
Net Assets
Beginning of period	8,667,022,885	7,260,326,362
End of period	$ 10,790,833,119	$ 8,667,022,885

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.043	.056	.046	.050	.050
Less Distributions
From net investment income	(.043)	(.056)	(.046)	(.050)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	4.42%	5.79%	4.65%	5.15%	5.06%
Ratios to Average Net Assets B
Expenses before expense reductions	.74%	.76%	.77%	.76%	.75%
Expenses net of voluntary waivers, if any	.70%	.69%	.65%	.65%	.65%
Expenses net of all reductions	.70%	.69%	.65%	.65%	.65%
Net investment income	4.28%	5.64%	4.57%	5.03%	4.95%
Supplemental Data
Net assets, end of period (in millions)	$ 5,455	$ 4,775	$ 4,336	$ 3,397	$ 2,687

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2001	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.041	.054	.043	.048	.000131
Less Distributions
From net investment income	(.041)	(.054)	(.043)	(.048)	(.000131)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	4.16%	5.53%	4.39%	4.89%	.01%
Ratios to Average Net Assets E
Expenses before expense reductions	.99%	1.00%	1.01%	1.01%	.90% A
Expenses net of voluntary waivers, if any	.95%	.94%	.90%	.90%	.90% A
Expenses net of all reductions	.95%	.94%	.90%	.90%	.90% A
Net investment income	4.00%	5.41%	4.30%	4.79%	4.78% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,335	$ 3,892	$ 2,924	$ 2,256	$ 1,764

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For October 31, 1997 (commencement of sale of shares).

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investments October 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount	Value (Note 1)
Alabama - 1.6%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 2.18% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	$ 10,000,000	$ 10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 2.23%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	900,000	900,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.18%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	4,000,000	4,000,000
		14,900,000
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,100,000	1,100,000
Arizona - 1.0%
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 2.18% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(d)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 2.2%, LOC Chase Bank of Texas NA, VRDN (b)	4,100,000	4,100,000
		9,095,000
California - 5.7%
California Gen. Oblig.:
Variable Rate TRAN:
Series 2001 B, 2.28% 6/28/02 (b)	17,000,000	17,000,000
Series 2001 C, 1.9% 6/28/02 (b)	17,000,000	17,000,000
RAN 3.25% 6/28/02	7,500,000	7,549,747
2.2% 12/6/01, CP	7,900,000	7,900,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 2.05% 12/12/01, CP	1,400,000	1,400,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.3%, LOC Societe Generale, VRDN (b)	3,100,000	3,100,000
		53,949,747
Colorado - 1.0%
Arapahoe County School District #5 Cherry Creek TAN 3% 6/28/02	1,400,000	1,408,233
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 2.18% (Liquidity Facility Societe Generale) (b)(d)	$ 6,800,000	$ 6,800,000
El Paso County School District #11 Colorado Springs TAN 3.5% 6/28/02	1,750,000	1,761,498
		9,969,731
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 2.05%, VRDN (b)	2,500,000	2,500,000
District Of Columbia - 2.0%
District of Columbia Gen. Oblig. Participating VRDN:
Series BS 00 92, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,250,000	8,250,000
Series Putters 152, 2.18% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(d)	6,000,000	6,000,000
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Issue Proj.) Series 2000, 2.1% tender 11/5/01, LOC Bank One NA, CP mode	1,500,000	1,500,000
(American Assoc. Med. Colleges Proj.) 2.05% (AMBAC Insured), VRDN (b)	3,575,000	3,575,000
		19,325,000
Florida - 9.3%
Escambia County Poll. Cont. Rev. (Monsanto Co. Proj.) Series 1994, 2.15%, VRDN (b)	4,775,000	4,775,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	13,000,000	13,000,000
Series EGL 01 0905, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	10,200,000	10,200,000
Series PT 1223, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000,000	7,000,000
Florida Local Govt. Fin. Auth. Rev. Series A:
2.1% 3/11/02, LOC First Union Nat'l. Bank, North Carolina, CP	2,419,000	2,419,000
2.1% 3/15/02, LOC First Union Nat'l. Bank, North Carolina, CP	1,160,000	1,160,000
Jacksonville Elec. Auth. Rev. Series C1, 2.2% 12/12/01, CP	4,000,000	4,000,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 2.1% 1/8/02, CP	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1985 D, 2.45% tender 12/11/01, CP mode	$ 1,500,000	$ 1,500,000
Series 1992 B, 2.45% tender 12/11/01, CP mode	3,500,000	3,500,000
Series 1997 B:
2.05% tender 1/11/02, CP mode	11,000,000	11,000,000
2.45% tender 12/11/01, CP mode	800,000	800,000
Orange County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Charleston Club Apts. Proj.) Series A, 2.05%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	7,250,000	7,250,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series A, 2.6% tender 1/15/02, CP mode	1,000,000	1,000,000
Seminole County School District RAN 5% 12/13/01	2,400,000	2,407,569
Sunshine State Govt. Fing. Commission Rev.:
Series A, 2.1% 12/12/01 (FGIC Insured) (AMBAC Insured), CP	1,400,000	1,400,000
Series B, 2.05% 12/14/01 (FGIC Insured), CP	1,600,000	1,600,000
Series D, 2.05% 12/7/01 (FGIC Insured) (AMBAC Insured), CP	3,830,000	3,830,000
2.1% 11/8/01 (FGIC Insured), CP	5,960,000	5,960,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Volusia County School District Bonds 3.5% 8/1/02 (FGIC Insured)	2,610,000	2,626,057
		88,727,626
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2001, 2.25% tender 1/3/02, CP mode	2,835,000	2,835,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 2.05% tender 12/12/01, LOC Morgan Guaranty Trust Co., NY, CP mode	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2001, 2.15% tender 1/3/02 (AMBAC Insured), CP mode	1,700,000	1,700,000
South Georgia Hosp. Auth. Rev. (Georgia Alliance Cmnty. Hosp. Proj.) Series 1999 A, 2.15% (AMBAC Insured), VRDN (b)	11,000,000	11,000,000
		16,535,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - 0.6%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.) Series 1985, 2.8% tender 11/13/01, CP mode	$ 6,200,000	$ 6,200,000
Idaho - 0.2%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 2.15%, VRDN (b)	1,500,000	1,500,000
Illinois - 10.2%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 2.28% (Liquidity Facility Bank of America NA) (b)(d)	3,400,000	3,400,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 2.23% (Liquidity Facility Citibank NA, New York) (b)(d)	2,500,000	2,500,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 2.2%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	1,900,000	1,900,000
Chicago Skyway Bridge Toll Participating VRDN Series EGL 01 1304, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 2.05%, LOC Northern Trust Co., Chicago, VRDN (b)	2,600,000	2,600,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,285,000	1,285,000
Series SGA 93, 2.1% (Liquidity Facility Societe Generale) (b)(d)	15,400,000	15,400,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	1,200,000	1,200,000
Series PA 591, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.):
Series 1999 E1, 2.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,955,000	2,955,000
Series A, 2.15% (Bank of America NA Guaranteed), VRDN (b)	1,605,000	1,605,000
Illinois Gen. Oblig. Participating VRDN:
Series MSDW 98 143, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,500,000	1,500,000
Series ROC 00 10, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	1,800,000	1,800,000
Illinois Health Facilities Auth. Rev.:
(Combined Central Health Care Corp. & Northwest Cmnty. Hosp. Proj.) Series 1985 C, 2.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	1,260,000	1,260,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 2.18% (MBIA Insured), VRDN (b)	$ 19,395,000	$ 19,395,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	1,600,000	1,600,000
Series Merlots 01 A86, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,800,000	3,800,000
Series Merlots 01 A93, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,700,000	3,700,000
Series SGB 10, 2.18% (Liquidity Facility Societe Generale) (b)(d)	7,745,000	7,745,000
Series SGB 19, 2.18% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.45%, LOC Lasalle Bank NA, VRDN (b)	3,375,000	3,375,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 2.28%, LOC Bank One, Illinois NA, VRDN (b)	3,460,000	3,460,000
		96,790,000
Indiana - 4.1%
Indiana Bond Bank TAN Series A2, 4% 1/22/02, LOC Bank of New York NA	8,300,000	8,312,212
Indianapolis Gas Util. Sys. Rev. 2.55% 1/16/02, CP	4,200,000	4,200,000
MSD Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	6,600,000	6,600,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 2.25%, LOC Bank One, Indiana NA, VRDN (b)	7,500,000	7,500,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 2.1% tender 11/5/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,000,000	1,000,000
Series 1985 L2, 2.1% tender 12/3/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,000,000	1,000,000
Series 1985 L5:
2.1% tender 12/3/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,900,000	4,900,000
2.55% tender 1/16/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
Series 1985 L6, 2.1% tender 12/3/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,000,000	1,000,000
		39,112,212
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - 1.2%
Jefferson County Board of Ed. RAN 3.5% 6/28/02	$ 1,691,000	$ 1,700,145
Jefferson County Health Facilities (Baptist Homes, Inc. Proj.) Series 2000, 2.18%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)	5,565,000	5,565,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 2.5% tender 1/17/02, CP mode	3,800,000	3,800,000
		11,065,145
Louisiana - 1.2%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.) Series 1992, 2.15%, VRDN (b)	4,450,000	4,450,000
Louisiana Gen. Oblig. Participating VRDN Series MSDW 00 259, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,900,000	1,900,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Stadium Proj.) Series 2000 A, 2.2% (MBIA Insured), VRDN (b)	5,000,000	5,000,000
		11,350,000
Maine - 0.5%
Maine Hsg. Auth. Mtg. Purchase Rev. Bonds Series 2001 D1, 2.7%, tender 7/31/02 (b)	2,000,000	2,000,000
Maine Tpk. Auth. Participating VRDN Series EGL 00 1901, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000,000	3,000,000
		5,000,000
Maryland - 0.1%
Montgomery County Gen. Oblig. Series 1995, 2% 12/12/01, CP	1,200,000	1,200,000
Massachusetts - 1.5%
Ludlow Gen. Oblig. BAN 3.2% 7/12/02	3,550,000	3,563,176
Massachusetts Gen. Oblig. Series F, 2.25% 11/7/01, LOC Morgan Guaranty Trust Co., NY, CP	2,600,000	2,600,000
Weston Gen. Oblig. BAN 2.75% 6/12/02	8,034,000	8,065,458
		14,228,634
Michigan - 1.5%
Detroit Swr. Disp. Rev.:
Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (b)	3,100,000	3,100,000
Participating VRDN:
Series BS 99 81, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,400,000	3,400,000
Series Merlots 01 A103, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Bldg. Auth. Rev. Series 2, 2.15% 11/8/01, LOC Bank of New York NA, LOC Commerzbank AG, CP	$ 3,340,000	$ 3,340,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.8%, VRDN (b)	1,700,000	1,700,000
2.8%, VRDN (b)	1,700,000	1,700,000
		14,440,000
Minnesota - 2.2%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,840,000	1,840,000
Series ROC II R61, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,115,000	3,115,000
Minnesota Gen. Oblig. Participating VRDN Series ROC II 99 4, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,300,000	3,300,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.2%, LOC Fannie Mae, VRDN (b)	1,700,000	1,700,000
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	5,115,000	5,115,000
Saint Paul Port Auth. Indl. Dev. Rev. (Weyerhaeuser Co. Proj.) Series 1993, 3.75%, VRDN (b)	1,800,000	1,800,000
South Washington County Independant School District #833 Participating VRDN Series ROC II R34, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	4,080,000	4,080,000
		20,950,000
Mississippi - 0.5%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,100,000	1,100,000
Mississippi Gen. Oblig. RAN 2.4% 9/27/02	3,400,000	3,400,000
		4,500,000
Missouri - 1.0%
Missouri Envir. Impt. & Energy Resource Auth. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.55%, VRDN (b)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - continued
Missouri Health & Ed. Facilities Auth. School District Bonds (Mehlville School District Proj.) Series 2001 L, 3% 10/21/02	$ 5,000,000	$ 5,035,718
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series CDC 00 H, 2.2% (Liquidity Facility Caisse des Depots et Consignations) (b)(d)	3,530,000	3,530,000
		9,965,718
Nebraska - 0.5%
Omaha Gen. Oblig. Participating VRDN:
Series BS 00 108, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	2,495,000	2,495,000
Series EGL 00 2701, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000,000	2,000,000
		4,495,000
Nevada - 0.7%
Clark County School District Participating VRDN:
Series MSDW 00 311, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,550,000	1,550,000
Series MSDW 00 378, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	2,400,000	2,400,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 2.18% (Liquidity Facility Societe Generale) (b)(d)	2,500,000	2,500,000
		6,450,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 2.25% tender 1/16/02, CP mode	3,500,000	3,500,000
New York - 0.4%
Northport-East Northport Union Free School District BAN 3% 6/26/02	2,100,000	2,103,629
Rochester Gen. Oblig. RAN 3% 6/28/02	1,800,000	1,810,003
		3,913,632
Non State Specific - 0.3%
Stephens Equity Trust I Participating VRDN Series 1996, 2.28%, LOC Bayerische Hypo-und Vereinsbank AG (b)(d)	2,782,035	2,782,035
North Carolina - 0.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MSDW 00 209, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,995,000	5,995,000
Ohio - 8.8%
Bedford Gen. Oblig. BAN 4.625% 12/20/01	1,400,000	1,400,584
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Butler County School District BAN 2.97% 6/13/02	$ 7,600,000	$ 7,611,789
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 2.05% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.):
Series 2000 A, 2.05%, LOC Nat'l. City Bank, VRDN (b)	8,365,000	8,365,000
2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	23,500,000	23,500,000
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.) Series 1997 C, 2.05% (Liquidity Facility Bank of America NA), VRDN (b)	11,865,000	11,865,000
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 2.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,965,000	6,965,000
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 2.18%, LOC Bank One NA, VRDN (b)	4,100,000	4,100,000
Mahoning County Hosp. Facilities Rev. (Forum Health Obligated Group Proj.) Series 1997 B, 2.17% (MBIA Insured) (BPA Bank One NA), VRDN (b)	5,600,000	5,600,000
Miami County Gen. Oblig. BAN 2.97% 2/1/02	1,665,000	1,666,308
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 2.25%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,560,000	1,560,000
Series 1997, 2.25%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,700,000	5,700,000
		83,333,681
Oklahoma - 0.9%
McGee Creek Auth. Wtr. Rev. Participating VRDN Series CDC 00 B, 2.2% (Liquidity Facility Caisse des Depots et Consignations) (b)(d)	2,480,000	2,480,000
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 2.15% (CDC Fdg. Corp. Guaranteed), VRDN (b)	3,100,000	3,100,000
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Bonds Series 2001, 2.53%, tender 4/1/02 (Liquidity Facility Societe Generale) (b)	2,600,000	2,600,000
		8,180,000
Pennsylvania - 3.5%
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Zoological Society Proj.) Series A, 2.9%, tender 6/3/02, LOC PNC Bank NA, Pittsburgh (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(Duquesne Lt. Co. Proj.) Series 1999 A, 2.05% (AMBAC Insured), VRDN (b)	$ 2,600,000	$ 2,600,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	1,500,000	1,500,000
Berks County Indl. Dev. Auth. Rev. (Construction Fasteners Proj.) Series 1996 A, 2.25%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	355,000	355,000
Dauphin County Gen. Auth. Rev. (School District Pooled Fing. Prog.) 2.1% (AMBAC Insured) (BPA Bank of Nova Scotia) (BPA Commerzbank AG), VRDN (b)	1,800,000	1,800,000
Emmaus Gen. Auth. Rev. (Pennsylvania Ln. Prog.) Series 2000 A, 2.18% (FSA Insured), VRDN (b)	2,700,000	2,700,000
Neshaminy School District TRAN 3% 6/28/02	2,800,000	2,803,911
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 2.05% (Liquidity Facility Societe Generale) (b)(d)	1,330,000	1,330,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC 00 3, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	6,200,000	6,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Carlow College Proj.) Series 1997 B2, 0%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (a)(b)	1,200,000	1,200,000
(Duquesne Univ. Proj.) Series 2001, 3.875%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	1,800,000	1,808,775
(Muhlenberg College Proj.) Series 1999 D5, 3.1%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,000,000	2,000,000
(Rosemont College Proj.) Series 1997 B4, 2.95%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,200,000	2,200,000
(Kings College Proj.) Series 2001 H6, 2.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000,000	5,000,000
		33,497,686
South Carolina - 3.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series MSDW 00 212, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	7,495,000	7,495,000
South Carolina Edl. Facilities Auth. (Claflin College Proj.) Series 1997, 2.28%, LOC Bank of America NA, VRDN (b)	4,550,000	4,550,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 2.2%, LOC Bank of America NA, VRDN (b)	7,150,000	7,150,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 2.1% (Liquidity Facility Societe Generale) (b)(d)	$ 8,365,000	$ 8,365,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.1% tender 1/15/02, CP mode	3,800,000	3,800,000
		31,360,000
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Bonds (Homeownership Mtg. Prog.) Series 2000 J, 4.375% 11/8/01	4,000,000	4,000,000
Tennessee - 3.1%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 2.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,935,000	8,935,000
Memphis Gen. Oblig.:
Participating VRDN Series SGB 23, 2.18% (Liquidity Facility Societe Generale) (b)(d)	1,200,000	1,200,000
2.6% 11/8/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP	7,300,000	7,300,000
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Bonds 6.075% 1/1/22 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (c)	1,200,000	1,229,236
Shelby County Gen. Oblig. Series 2000 A:
2.05% 12/5/01, CP	5,000,000	5,000,000
2.05% 1/16/02, CP	6,000,000	6,000,000
		29,664,236
Texas - 15.8%
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 2.28%, LOC Household Fin. Corp., VRDN (b)	1,000,000	1,000,000
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 2.5% tender 1/15/02, CP mode	2,500,000	2,500,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 2.1% tender 12/7/01, CP mode	1,500,000	1,500,000
College Station Independent School District Variable Rate TRAN 1.896% 8/31/02 (b)	4,000,000	4,000,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 2.2%, LOC Chase Manhattan Bank, VRDN (b)	1,900,000	1,900,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 2.05% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
El Paso Wtr. & Swr. Rev. Series A, 2.15% 11/19/01, CP	$ 1,000,000	$ 1,000,000
Fort Worth Gen. Oblig. Series B:
2.05% 12/10/01, CP	7,655,000	7,655,000
2.1% 11/27/01, CP	3,000,000	3,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 2.2%, LOC Chase Bank of Texas NA, VRDN (b)	3,600,000	3,600,000
Harris County Gen. Oblig.:
Participating VRDN:
Series BS 01 126 Class A, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	17,400,000	17,400,000
Series EGL 01 4305, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	6,900,000	6,900,000
2.55% 1/16/02, CP	1,600,000	1,600,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 2.2% (FSA Insured), VRDN (b)	1,500,000	1,500,000
Harris County Hosp. District Rev. TRAN 3% 2/28/02	3,400,000	3,408,787
Harris County Indl. Dev. Corp. Indl. Dev. Rev. (Johann Haltermann Proj.) Series 1996 A, 2.2%, LOC Chase Manhattan Bank, VRDN (b)	1,135,000	1,135,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000,000	9,000,000
Houston Gen. Oblig. TRAN 2.45% 3/19/02	2,135,000	2,135,000
Houston Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Merlots 00 A32, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,230,000	3,230,000
Series A, 2.1% 11/13/01, CP	1,200,000	1,200,000
Lewisville Independent School District Participating VRDN Series SGA 134, 2.05% (Liquidity Facility Societe Generale) (b)(d)	1,290,000	1,290,000
Lower Colorado River Auth. Rev. Series A, 2.4% 12/5/01 (Liquidity Facility Morgan Guaranty Trust Co., NY), CP	2,000,000	2,000,000
Northside Independent School District Bonds Series A, 3%, tender 8/1/02 (Permanent School Fund of Texas Guaranteed) (b)	6,700,000	6,719,594
Pearland Independent School District Participating VRDN Series SG 106, 2.18% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
Plano Independent School District Participating VRDN Series SGA 128, 2.05% (Liquidity Facility Societe Generale) (b)(d)	1,680,000	1,680,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 2.05% (Liquidity Facility Societe Generale) (b)(d)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
San Antonio Arpt. Sys. Rev. Participating VRDN Series EGL 96 C4305, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 8,805,000	$ 8,805,000
San Antonio Elec. & Gas Rev. Participating VRDN Series SG 105, 2.2% (Liquidity Facility Societe Generale) (b)(d)	12,300,000	12,300,000
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,000,000	1,000,000
Socorro Independant School District Participating VRDN Series EGL 00 4306, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	5,805,000	5,805,000
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/20 (Pre-Refunded to 4/1/02 @ 102) (c)	2,900,000	2,984,727
TRAN 3.75% 8/29/02	12,300,000	12,426,744
Texas Tech Univ. Revs. Series A1, 2.1% 11/27/01, CP	1,000,000	1,000,000
Univ. of Texas Permanent Univ. Fund Bonds Series A, 2.5% tender 1/16/02 (Liquidity Facility Bank One Corp.), CP mode	10,000,000	10,000,000
		150,574,852
Utah - 2.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 F, 2.1% tender 11/1/01 (AMBAC Insured) (Liquidity Facility Morgan Guaranty Trust Co., NY), CP mode	1,000,000	1,000,000
Series F, 2.1% tender 11/1/01 (AMBAC Insured) (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	1,000,000	1,000,000
Participating VRDN:
Series EGL 96 C4402 Class A, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000,000	4,000,000
Series PT 383, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995,000	9,995,000
Series 1998 B4, 2.4% 2/14/02, CP	1,400,000	1,400,000
Series 1998 B5: 2.15% 3/20/02, CP	1,000,000	1,000,000
2.1% 3/11/02, CP	4,000,000	4,000,000
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 A, 2.25%, LOC Bank One, Arizona NA, VRDN (b)	4,130,000	4,130,000
		26,525,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds (Middlebury College Proj.) 3.05%, tender 5/1/02 (b)	$ 3,800,000	$ 3,800,000
Virginia - 4.0%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
2.15% tender 11/7/01, CP mode	4,300,000	4,300,000
2.2% tender 2/8/02, CP mode	2,100,000	2,100,000
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 2.15% tender 11/7/01, CP mode	2,000,000	2,000,000
Series 1987 B, 2.15% tender 11/8/01, CP mode	2,000,000	2,000,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 2.1% (FSA Insured), VRDN (b)	3,325,000	3,325,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 2.05% tender 12/14/01, CP mode	4,000,000	4,000,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 2.15% tender 11/7/01, CP mode	1,700,000	1,700,000
Virginia Pub. School Auth. Bonds Series A, 4% 8/1/02	7,210,000	7,278,430
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
2.2% tender 2/8/02, CP mode	9,100,000	9,100,000
2.5% tender 1/11/02, CP mode	1,900,000	1,900,000
		37,703,430
Washington - 3.6%
Clark County Pub. Util. District #1 Elec. Rev. BAN 4% 3/26/02	1,400,000	1,404,143
King County Gen. Oblig. BAN 3.25% 10/1/02	1,600,000	1,616,001
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 2%, LOC ABN-AMRO Bank NV, VRDN (b)	2,500,000	2,500,000
Port of Seattle Rev. Series A1, 2.1% 12/7/01, LOC Bank of America NA, CP	3,100,000	3,100,000
Snohomish County Gen. Oblig. Participating VRDN Series ROC II R73, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	8,200,000	8,200,000
Tacoma Elec. Sys. Rev. Series 2001 B, 2.85% 11/30/01, LOC Bank of America NA, CP	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 2.18% (Liquidity Facility Societe Generale) (b)(d)	$ 5,500,000	$ 5,500,000
Series SGA 35, 2.05% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Series SGA 36, 2.05% (Liquidity Facility Societe Generale) (b)(d)	2,260,000	2,260,000
Series SGB 09, 2.18% (Liquidity Facility Societe Generale) (b)(d)	900,000	900,000
Series SGB 11, 2.18% (Liquidity Facility Societe Generale) (b)(d)	4,595,000	4,595,000
		34,375,144
Wisconsin - 1.6%
Racine Unified School District BAN 3.5% 2/4/02	1,570,000	1,570,000
Wisconsin Gen. Oblig.:
Series 2000 B:
2% 12/10/01, CP	2,000,000	2,000,000
2.05% 12/4/01, CP	1,400,000	1,400,000
Series 2000 C, 2.05% 12/10/01, CP	1,800,000	1,800,000
TRAN 3.75% 6/17/02	4,200,000	4,242,337
Wisconsin Trans. Rev. Series 1997, 2.05% 12/12/01, CP	4,000,000	4,000,000
		15,012,337
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,600,000	1,600,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 01 112, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	780,000	780,000
		2,380,000
TOTAL INVESTMENT PORTFOLIO - 98.8%		939,945,846
NET OTHER ASSETS - 1.2%		11,280,198
NET ASSETS - 100%		$ 951,226,044
Total Cost for Income Tax Purposes $ 939,945,846
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,400,000 or 0.1% of net assets.

Income Tax Information

At October 31, 2001, the fund had a capital loss carryforward of approximately $119,000 of which $31,000, $3,000, $28,000 and $57,000 will expire on October 31, 2004, 2006, 2007 and 2008, respectively.

During the fiscal year ended October 31, 2001, 100.00% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 939,945,846
Cash		2,401,495
Receivable for investments sold		6,356,957
Receivable for fund shares sold		10,322,440
Interest receivable		5,067,914
Other receivables		12,290
Total assets		964,106,942
Liabilities
Payable for investments purchased Regular delivery	$ 2,805,000
Delayed delivery	1,200,000
Payable for fund shares redeemed	8,161,961
Distributions payable	78,964
Accrued management fee	125,019
Distribution fees payable	246,068
Other payables and accrued expenses	263,886
Total liabilities		12,880,898
Net Assets		$ 951,226,044
Net Assets consist of:
Paid in capital		$ 951,344,622
Accumulated net realized gain (loss) on investments		(118,578)
Net Assets		$ 951,226,044
Daily Money Class: Net Asset Value, offering price and redemption price per share ($575,224,256 ÷ 575,295,629 shares)		$1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($297,659,519 ÷ 297,696,453 shares)		$1.00
Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($78,342,269 ÷ 78,351,990 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 26,496,187
Expenses
Management fee	$ 2,047,074
Transfer agent fees	1,674,084
Distribution fees	2,661,191
Accounting fees and expenses	132,040
Non-interested trustees' compensation	2,977
Custodian fees and expenses	19,162
Registration fees	352,148
Audit	24,705
Legal	7,394
Miscellaneous	16,461
Total expenses before reductions	6,937,236
Expense reductions	(864,160)	6,073,076
Net investment income		20,423,111
Net Realized Gain (Loss) on Investments		34,366
Net increase in net assets resulting from operations		$ 20,457,477

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 20,423,111	$ 23,420,386
Net realized gain (loss)	34,366	(57,392)
Increase (decrease) in net unrealized gain from accretion of discount	-	(30)
Net increase (decrease) in net assets resulting from operations	20,457,477	23,362,964
Distributions to shareholders from net investment income	(20,423,111)	(23,420,386)
Share transactions - net increase (decrease)	263,433,948	14,704,017
Total increase (decrease) in net assets	263,468,314	14,646,595
Net Assets
Beginning of period	687,757,730	673,111,135
End of period	$ 951,226,044	$ 687,757,730

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.026	.034	.026	.030	.031
Less Distributions
From net investment income	(.026)	(.034)	(.026)	(.030)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.66%	3.47%	2.65%	3.03%	3.10%
Ratios to Average Net Assets B
Expenses before expense reductions	.77%	.77%	.79%	.79%	.78%
Expenses net of voluntary waivers, if any	.70%	.69%	.65%	.65%	.65%
Expenses net of all reductions	.67%	.69%	.65%	.65%	.65%
Net investment income	2.59%	3.41%	2.61%	2.99%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 575	$ 467	$ 503	$ 519	$ 469

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2001	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.024	.032	.024	.027	.000078
Less Distributions
From net investment income	(.024)	(.032)	(.024)	(.027)	(.000078)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	2.40%	3.21%	2.40%	2.78%	.01%
Ratios to Average Net Assets E
Expenses before expense reductions	1.02%	1.02%	1.04%	1.04%	.90% A
Expenses net of voluntary waivers, if any	.95%	.94%	.90%	.90%	.90% A
Expenses net of all reductions	.92%	.94%	.90%	.90%	.90% A
Net investment income	2.33%	3.16%	2.37%	2.73%	2.81% A
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 221	$ 170	$ 186	$ 177

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For October 31, 1997 (commencement of sale of shares).

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Year ended October 31,	2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.008
Less Distributions
From net investment income	(.008)
Net asset value, end of period	$ 1.000
Total Return B, C	.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.53% A
Expenses net of voluntary waivers, if any	.45% A
Expenses net of all reductions	.42% A
Net investment income	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Tax-Exempt Fund commenced sale of Fidelity Tax-Free Money Market Fund shares on June 19, 2001. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Joint Trading Account.

At the end of the period, certain funds had 20% or more of their total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated October 5, 2001, due February 1, 2002	2.25%
Number of dealers or banks	1
Maximum amount with one dealer or bank	100%
Aggregate principal amount of agreements	$100,000,000
Aggregate maturity amount of agreements	$100,743,750
Aggregate market value of transferred assets	$102,556,070
Coupon rates of transferred assets	5.25% to 6.50%
Maturity dates of transferred assets	3/31/02 to 8/15/03
Dated October 31, 2001, due November 1, 2001	2.58%
Number of dealers or banks	9
Maximum amount with one dealer or bank	30.7%
Aggregate principal amount of agreements	$6,191,000,000
Aggregate maturity amount of agreements	$6,191,444,383
Aggregate market value of transferred assets	$6,389,818,351
Coupon rates of transferred assets	0% to 14%
Maturity dates of transferred assets	11/1/01 to 2/15/31

Annual Report

Notes to Financial Statements - continued

3. Joint Trading Account - continued

Summary of Joint Trading - continued

Dated October 31, 2001, due November 1, 2001	2.60%
Number of dealers or banks	5
Maximum amount with one dealer or bank	34.7%
Aggregate principal amount of agreements	$842,517,000
Aggregate maturity amount of agreements	$842,577,761
Aggregate market value of transferred assets	$859,493,562
Coupon rates of transferred assets	0% to 13.25%
Maturity dates of transferred assets	11/1/01 to 5/15/30

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee equal to an annual rate of .25% of the funds' average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Treasury: Daily Money	.00%	.25%	$ 3,388,583	$ 68,874
Capital Reserves	.25%	.25%	5,712,302	19,594
Advisor B	.75%	.25%	1,661,004	1,245,753
Advisor C	.75%	.25%	893,681	350,075
			$ 11,655,570	$ 1,684,296
Prime: Daily Money	.00%	.25%	$ 13,003,309	$ 165,704
Capital Reserves	.25%	.25%	23,960,475	46,537
			$ 36,963,784	$ 212,241
Tax-Exempt: Daily Money	.00%	.25%	$ 1,344,998	$ 49,099
Capital Reserves	.25%	.25%	1,316,193	3,741
			$ 2,661,191	$ 52,840

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts paid to and retained by FDC were as follows:

Paid and retained by FDC
Treasury Fund
Daily Money Class*	$ 1,956
Advisor B Class	1,398,528
Advisor C Class	206,026
Prime Fund
Daily Money Class*	142,775
Tax-Exempt Fund
Daily Money Class*	21,195

* When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent - continued

	Transfer Agent	Amount	% of Average Net Assets
Treasury - Daily Money Class	FIIOC	$ 2,793,058.21
Treasury - Capital Reserves Class	FIIOC	2,360,884.21
Treasury - Advisor B Class	FIIOC	350,281.21
Treasury - Advisor C Class	FIIOC	189,344.21
		$ 5,693,567
Prime - Daily Money Class	FIIOC	$ 10,748,925.21
Prime - Capital Reserves Class	FIIOC	9,805,947.20
		$ 20,554,872
Tax-Exempt - Daily Money Class	Citibank	$ 1,095,494.20
Tax-Exempt - Capital Reserves Class	Citibank	534,334.20
Tax-Exempt - Tax-Free Money Market Fund	Citibank	44,256	.23*
		$ 1,674,084

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse certain fund's to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Treasury Fund
Daily Money Class	0.70%	$ 892,516
Capital Reserves Class	0.95%	772,510
Advisor B Class	1.45%	101,815
Advisor C Class	1.45%	53,804
Prime Fund
Daily Money Class	0.70%	2,101,357
Capital Reserves Class	0.95%	1,815,662
Tax-Exempt Fund
Daily Money Class	0.70%	394,059
Capital Reserves Class	0.95%	187,613
Tax-Free Money Market Fund	0.45%	13,559

In addition, through arrangements with certain funds custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury Fund	$ 1,108	$ -	$ -
Daily Money Class	-	-	-
Capital Reserves Class	-	-	-
Advisor B Class	-	647	-
Advisor C Class	-	-	-
Prime Fund	3,873	-
Daily Money Class	-	-	-
Capital Reserves Class	-	-	-
Tax-Exempt Fund	17,968	-	114,457
Daily Money Class	-	87,248	-
Capital Reserves Class	-	45,864	-
Tax-Free Money Market Fund	-	3,392	-

Annual Report

Notes to Financial Statements - continued

6. Other Information.

At the end of the period, certain unaffiliated shareholders each held more than 10% of the outstanding shares of the following funds:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders % of Shares Held
Treasury Fund	2	29%

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Year ended October 31, 2001	Year ended October 31, 2000
Treasury - Daily Money Class	$ 55,199,355	$ 69,735,328
Treasury - Capital Reserves Class	43,734,785	52,366,790
Treasury - Advisor B Class	5,189,508	5,585,872
Treasury - Advisor C Class	2,881,163	2,912,637
Total	$ 107,004,811	$ 130,600,627
Prime - Daily Money Class	$ 222,635,792	$ 260,254,021
Prime - Capital Reserves Class	191,676,721	205,198,460
Total	$ 414,312,513	$ 465,452,481
Tax-Exempt - Daily Money Class	$ 13,909,010	$ 16,953,102
Tax-Exempt - Capital Reserves Class	6,130,225	6,467,284
Tax-Exempt - Tax-Free Money Market Fund	383,876	-
Total	$ 20,423,111	$ 23,420,386

Annual Report

Notes to Financial Statements - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Year ended October 31, 2001	Year ended October 31, 2000
Treasury - Daily Money Class Shares sold	5,460,071,170	6,428,567,910
Reinvestment of distributions from net investment income	49,864,840	62,645,735
Shares redeemed	(5,308,228,649)	(6,577,018,502)
Net increase (decrease)	201,707,361	(85,804,857)
Treasury - Capital Reserves Class Shares sold	4,997,503,822	4,714,677,731
Reinvestment of distributions from net investment income	13,175,918	13,691,980
Shares redeemed	(5,027,323,164)	(4,502,561,890)
Net increase (decrease)	(16,643,424)	225,807,821
Treasury - Advisor B Class Shares sold	341,001,818	279,062,132
Reinvestment of distributions from net investment income	4,646,353	4,963,608
Shares redeemed	(224,417,561)	(323,540,555)
Net increase (decrease)	121,230,610	(39,514,815)
Treasury - Advisor C Class Shares sold	264,743,178	270,157,791
Reinvestment of distributions from net investment income	2,584,892	2,485,761
Shares redeemed	(229,289,766)	(266,107,892)
Net increase (decrease)	38,038,304	6,535,660
Prime - Daily Money Class Shares sold	19,083,775,325	23,566,708,288
Reinvestment of distributions from net investment income	211,368,516	240,595,522
Shares redeemed	(18,614,669,572)	(23,368,351,220)
Net increase (decrease)	680,474,269	438,952,590
Prime - Capital Reserves Class Shares sold	29,516,399,803	43,574,862,116
Reinvestment of distributions from net investment income	173,707,515	185,394,254
Shares redeemed	(28,247,522,845)	(42,792,565,469)
Net increase (decrease)	1,442,584,473	967,690,901

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Year ended October 31, 2001	Year ended October 31, 2000
Tax-Exempt - Daily Money Class Shares sold	1,851,079,228	2,061,950,798
Reinvestment of distributions from net investment income	12,773,139	14,755,396
Shares redeemed	(1,755,283,884)	(2,113,123,326)
Net increase (decrease)	108,568,483	(36,417,132)
Tax-Exempt - Capital Reserves Class Shares sold	1,016,295,289	1,041,721,032
Reinvestment of distributions from net investment income	5,956,487	6,284,630
Shares redeemed	(945,738,301)	(996,884,513)
Net increase (decrease)	76,513,475	51,121,149
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	126,024,408	-
Reinvestment of distributions from net investment income	382,565	-
Shares redeemed	(48,054,983)	-
Net increase (decrease)	78,351,990	-

Annual Report

Report of Independent Accountants

To the Trustees of Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Newbury Street Trust) at October 31, 2001, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of Newbury Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the funds' shareholders was held on October 31, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	6,014,946,187.48	85.271
Against	503,508,414.85	7.138
Abstain	535,480,803.00	7.591
TOTAL	7,053,935,405.33	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	5,971,422,137.85	84.654
Against	557,198,603.52	7.899
Abstain	525,314,663.96	7.447
TOTAL	7,053,935,405.33	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	6,783,669,415.83	95.891
Withheld	290,713,458.50	4.109
TOTAL	7,074,382,874.33	100.000
Ralph F. Cox
Affirmative	6,782,137,538.88	95.869
Withheld	292,245,335.45	4.131
TOTAL	7,074,382,874.33	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	6,778,796,106.99	95.822
Withheld	295,586,767.34	4.178
TOTAL	7,074,382,874.33	100.000
Robert M. Gates
Affirmative	6,782,902,929.58	95.880
Withheld	291,479,944.75	4.120
TOTAL	7,074,382,874.33	100.000
Abigail P. Johnson
Affirmative	6,778,387,390.22	95.816
Withheld	295,995,484.11	4.184
TOTAL	7,074,382,874.33	100.000
Edward C. Johnson 3d
Affirmative	6,779,233,046.11	95.828
Withheld	295,149,828.22	4.172
TOTAL	7,074,382,874.33	100.000
Donald J. Kirk
Affirmative	6,784,477,667.97	95.902
Withheld	289,905,206.36	4.098
TOTAL	7,074,382,874.33	100.000
Marie L. Knowles
Affirmative	6,785,066,474.12	95.910
Withheld	289,316,400.21	4.090
TOTAL	7,074,382,874.33	100.000
Ned C. Lautenbach
Affirmative	6,784,994,108.92	95.909
Withheld	289,388,765.41	4.091
TOTAL	7,074,382,874.33	100.000
Peter S. Lynch
Affirmative	6,787,997,603.76	95.952
Withheld	286,385,270.57	4.048
TOTAL	7,074,382,874.33	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	6,782,897,755.29	95.880
Withheld	291,485,119.04	4.120
TOTAL	7,074,382,874.33	100.000
William O. McCoy
Affirmative	6,783,787,612.03	95.892
Withheld	290,595,262.30	4.108
TOTAL	7,074,382,874.33	100.000
William S. Stavropoulos
Affirmative	6,783,941,194.12	95.894
Withheld	290,441,680.21	4.106
TOTAL	7,074,382,874.33	100.000
PROPOSAL 4
To modify Tax-Exempt Fund's fundamental 80% investment policy.
	# of Votes Cast	% of Votes Cast
Affirmative	396,709,109.51	86.040
Against	19,932,707.36	4.323
Abstain	44,432,726.37	9.637
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 5
To eliminate a fundamental investment policy of Tax-Exempt Fund.
	# of Votes Cast	% of Votes Cast
Affirmative	382,215,206.18	82.897
Against	32,542,156.50	7.058
Abstain	46,317,180.56	10.045
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 6
To amend each fund's fundamental investment limitation concerning diversification.
Treasury Fund
	# of Votes Cast	% of Votes Cast
Affirmative	1,282,828,644.90	89.933
Against	37,858,125.21	2.654
Abstain	105,736,885.78	7.413
TOTAL	1,426,423,655.89	100.000
Prime Fund
	# of Votes Cast	% of Votes Cast
Affirmative	4,506,056,786.84	87.218
Against	222,449,356.51	4.306
Abstain	437,931,062.85	8.476
TOTAL	5,166,437,206.20	100.000
Tax-Exempt Fund
	# of Votes Cast	% of Votes Cast
Affirmative	385,271,041.92	83.559
Against	30,291,918.88	6.570
Abstain	45,511,582.44	9.871
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 7
To amend each fund's fundamental investment limitation concerning lending.
Treasury Fund
	# of Votes Cast	% of Votes Cast
Affirmative	1,231,087,240.79	86.306
Against	85,891,042.12	6.021
Abstain	109,445,372.98	7.673
TOTAL	1,426,423,655.89	100.000
Prime Fund
	# of Votes Cast	% of Votes Cast
Affirmative	4,444,842,289.92	86.033
Against	274,827,937.06	5.320
Abstain	446,766,979.22	8.647
TOTAL	5,166,437,206.20	100.000
Tax-Exempt Fund
	# of Votes Cast	% of Votes Cast
Affirmative	383,385,758.48	83.150
Against	32,811,077.57	7.117
Abstain	44,877,707.19	9.733
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 8
To amend each fund's fundamental investment limitation concerning underwriting.
Treasury Fund
	# of Votes Cast	% of Votes Cast
Affirmative	1,237,354,743.40	86.745
Against	77,414,651.76	5.427
Abstain	111,654,260.73	7.828
TOTAL	1,426,423,655.89	100.000
Prime Fund
	# of Votes Cast	% of Votes Cast
Affirmative	4,462,540,420.15	86.376
Against	250,591,655.25	4.850
Abstain	453,305,130.80	8.774
TOTAL	5,166,437,206.20	100.000
Tax-Exempt Fund
	# of Votes Cast	% of Votes Cast
Affirmative	385,916,250.93	83.699
Against	30,722,508.13	6.664
Abstain	44,435,784.18	9.637
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00

*Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

John J. Todd, Vice President

Robert A. Litterst, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-ANN-1201 149546
1.538749.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2001

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the class has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The three major benchmarks of U.S. stock market performance - the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and NASDAQ Composite® Index - recorded gains in October 2001, the first time since April that all three indexes had positive monthly returns. However, each still dwelled in double-digit negative territory for the year overall. Conversely, nearly every investment-grade bond category enjoyed a year-to-date gain of 10% or more.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain class expenses, the life of class returns would have been lower.

Cumulative Total Returns

Period ended October 31, 2001	Life of class
Fidelity ® Tax-Free Money Market Fund	0.79%
All Tax-Free Money Market Funds Average	n/a*

Cumulative total returns show the class' performance in percentage terms over a set period - in this case, since the class started on June 19, 2001. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the class' performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by iMoneyNet, Inc.

Average Annual Total Returns

Average annual total returns take the class' cumulative return and show you what would have happened if the class had performed at a constant rate each year. These numbers will be reported once the class is a year old.

* Not available

Annual Report

Performance - continued

Yields

	10/29/01	7/30/01
Tax-Exempt Fund - Fidelity Tax-Free Money Market Fund	1.78%	2.46%
If Fidelity had not reimbursed certain fund expenses	1.70%	2.38%
All Tax-Free Money Market Funds Average	1.54%	2.21%
Tax-Exempt Fund - Fidelity Tax-Free Money Market Fund Tax-Equivalent	2.76%	3.81%
If Fidelity had not reimbursed certain fund expenses	2.64%	3.69%

Yield refers to the income paid by the class over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the class' current seven-day yield at quarterly intervals since the class' inception. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or, you can look at the class' tax-equivalent yield, which assumes you're in the 35.5% federal tax bracket.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Kim Miller, Portfolio Manager of Fidelity Tax-Free Money Market Fund

Q. Kim, what was the investment environment like from the inception of Fidelity Tax-Free Money Market Fund on June 19, 2001, through October 31, 2001?

A. We witnessed a continued decline in interest rates, as the Federal Reserve Board worked to keep the U.S. economy from sliding into recession. The Fed cut the benchmark federal funds rate by 0.25 percentage points in late June and again in August. By early September, some in the market anticipated that the Fed was nearing the end of its most recent rate-easing cycle. However, the situation changed dramatically in the aftermath of the terrorist attacks on September 11. With the economy coming to a virtual standstill, it was clear that a recession was imminent. In response, the Fed sought to buoy the economy by implementing two additional rate cuts of 0.50 percentage points, one on September 17 and another at its meeting in early October.

Q. How did municipal money market securities fare as these developments unfolded?

A. Municipal money market yields remained attractive relative to taxable alternatives; municipals tend to lag taxable alternatives in a declining-rate environment. Despite the low interest rates they offered, the asset base of most municipal money market funds remained relatively stable due to ongoing difficulties in other asset classes, including the stock market. There were no significant credit issues in the municipal market with the exception of California, which witnessed a modest deterioration in the credit ratings of its general obligation bonds due to the economic slowdown and difficulties in the electric power market there. These events had no significant impact on the fund.

Q. What was your strategy during the period?

A. Given the trend of declining interest rates through most of the period, I maintained an average maturity that was slightly longer than the fund's competitors by investing in commercial paper and other fixed-rate notes. My intention was to lock in attractive yields before rates declined. Recently, with the future direction of interest rates becoming more uncertain, I've allowed the fund's average maturity to fall to a more neutral level relative to its peers by investing less in longer-term fixed-rate paper.

Q. What will be your overall approach in managing the fund?

A. I'll be looking to provide shareholders with the highest possible income that is free from federal income tax and the alternative minimum tax (AMT). My first concern will be to provide safety of principal with liquidity on a daily basis to meet shareholders' needs and cash-flow demands. In so doing, I'll look to see which sectors of the municipal money market offer the best return within the short-term investment horizon, including variable rate demand notes (VRDNs), whose yields re-set daily or weekly, and longer-term fixed rate commercial paper and other municipal notes. I will choose securities based on their relative valuations and how they fit with my broader outlook regarding the direction of interest rates. I'll aim to invest in securities that offer the best yield and no exposure to the AMT. While securities that are not subject to the AMT are more limited in supply and typically offer a slightly lower yield than securities that are subject to it, these AMT-exempt investments should be appealing to investors in higher tax brackets because they leave them with a reduced tax liability.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did Fidelity Tax-Free Money Market Fund perform?

A. Fidelity Tax-Free Money Market Fund's seven-day yield on October 31, 2001, was 1.79%. The latest yield was the equivalent of a 2.78% taxable yield for investors in the 35.5% federal tax bracket. From its inception on June 19, 2001, through October 31, 2001, Fidelity Tax-Free Money Market Fund's total return was 0.79%. Going forward, we will be looking at Fidelity Tax-Free Money Market Fund's performance relative to the all tax-free money market funds average tracked by iMoneyNet, Inc., at six- and 12-month intervals.

Q. Kim, what's your outlook?

A. The economy appears vulnerable on a number of different levels. I believe the Fed will need to implement additional rate cuts in order to deal with these difficulties. However, with rates already so low, the Fed has the ability to pursue its current monetary policy only so much further. I think we'll need time to see how the cuts affect the economy. A positive development was the U.S. Treasury's recent decision to cease issuance of the 30-year Treasury bond, a move I believe will stimulate the economy by bringing long-term interest rates down. That action, along with the rate decreases already implemented by the Fed, should reduce the possibility, pressure or need for the Fed to pursue a significant number of additional short-term rate cuts.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal

Fund number: 275

Trading symbol: FMOXX

Start date: June 19, 2001

Size: as of October 31, 2001, more than $951 million

Manager: Kim Miller, since inception; manager, several Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/01	% of fund's investments 4/30/01	% of fund's investments 10/31/00
0 - 30	70.4	72.6	80.8
31 - 90	15.1	9.1	3.1
91 - 180	3.9	15.0	7.3
181 - 397	10.6	3.3	8.8
Weighted Average Maturity
	10/31/01	4/30/01	10/31/00
Tax-Exempt Fund	46 Days	40 Days	38 Days
All Tax-Free Money Market Funds Average*	43 Days	37 Days	44 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2001	As of April 30, 2001
Variable Rate Demand Notes (VRDNs) 60.1%	Variable Rate Demand Notes (VRDNs) 72.4%
Commercial Paper (including CP Mode) 20.7%	Commercial Paper (including CP Mode) 11.2%
Tender Notes and Bonds 3.0%	Tender Notes and Bonds 3.2%
Municipal Notes 12.6%	Municipal Notes 10.2%
Municipal Bonds 2.4%	Municipal Bonds 3.7%
Net Other Assets 1.2%	Net Other Assets (0.7)%**

**Net other assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2001

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount	Value (Note 1)
Alabama - 1.6%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 2.18% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	$ 10,000,000	$ 10,000,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 2.23%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	900,000	900,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.18%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	4,000,000	4,000,000
		14,900,000
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,100,000	1,100,000
Arizona - 1.0%
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 2.18% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(d)	4,995,000	4,995,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 2.2%, LOC Chase Bank of Texas NA, VRDN (b)	4,100,000	4,100,000
		9,095,000
California - 5.7%
California Gen. Oblig.:
Variable Rate TRAN:
Series 2001 B, 2.28% 6/28/02 (b)	17,000,000	17,000,000
Series 2001 C, 1.9% 6/28/02 (b)	17,000,000	17,000,000
RAN 3.25% 6/28/02	7,500,000	7,549,747
2.2% 12/6/01, CP	7,900,000	7,900,000
East Bay Muni. Util. District Wtr. Sys. Rev. Series 1988, 2.05% 12/12/01, CP	1,400,000	1,400,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.3%, LOC Societe Generale, VRDN (b)	3,100,000	3,100,000
		53,949,747
Colorado - 1.0%
Arapahoe County School District #5 Cherry Creek TAN 3% 6/28/02	1,400,000	1,408,233
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 2.18% (Liquidity Facility Societe Generale) (b)(d)	$ 6,800,000	$ 6,800,000
El Paso County School District #11 Colorado Springs TAN 3.5% 6/28/02	1,750,000	1,761,498
		9,969,731
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 2.05%, VRDN (b)	2,500,000	2,500,000
District Of Columbia - 2.0%
District of Columbia Gen. Oblig. Participating VRDN:
Series BS 00 92, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,250,000	8,250,000
Series Putters 152, 2.18% (Liquidity Facility Morgan Guaranty Trust Co., NY) (b)(d)	6,000,000	6,000,000
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Issue Proj.) Series 2000, 2.1% tender 11/5/01, LOC Bank One NA, CP mode	1,500,000	1,500,000
(American Assoc. Med. Colleges Proj.) 2.05% (AMBAC Insured), VRDN (b)	3,575,000	3,575,000
		19,325,000
Florida - 9.3%
Escambia County Poll. Cont. Rev. (Monsanto Co. Proj.) Series 1994, 2.15%, VRDN (b)	4,775,000	4,775,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	13,000,000	13,000,000
Series EGL 01 0905, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	10,200,000	10,200,000
Series PT 1223, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000,000	7,000,000
Florida Local Govt. Fin. Auth. Rev. Series A:
2.1% 3/11/02, LOC First Union Nat'l. Bank, North Carolina, CP	2,419,000	2,419,000
2.1% 3/15/02, LOC First Union Nat'l. Bank, North Carolina, CP	1,160,000	1,160,000
Jacksonville Elec. Auth. Rev. Series C1, 2.2% 12/12/01, CP	4,000,000	4,000,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 2.1% 1/8/02, CP	1,300,000	1,300,000
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.):
Series 1985 D, 2.45% tender 12/11/01, CP mode	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Lee County Hosp. Board of Directors Hosp. Rev. Bonds (Lee Memorial Hosp. Proj.): - continued
Series 1992 B, 2.45% tender 12/11/01, CP mode	$ 3,500,000	$ 3,500,000
Series 1997 B:
2.05% tender 1/11/02, CP mode	11,000,000	11,000,000
2.45% tender 12/11/01, CP mode	800,000	800,000
Orange County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Charleston Club Apts. Proj.) Series A, 2.05%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	7,250,000	7,250,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series A, 2.6% tender 1/15/02, CP mode	1,000,000	1,000,000
Seminole County School District RAN 5% 12/13/01	2,400,000	2,407,569
Sunshine State Govt. Fing. Commission Rev.:
Series A, 2.1% 12/12/01 (FGIC Insured) (AMBAC Insured), CP	1,400,000	1,400,000
Series B, 2.05% 12/14/01 (FGIC Insured), CP	1,600,000	1,600,000
Series D, 2.05% 12/7/01 (FGIC Insured) (AMBAC Insured), CP	3,830,000	3,830,000
2.1% 11/8/01 (FGIC Insured), CP	5,960,000	5,960,000
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000,000	2,000,000
Volusia County School District Bonds 3.5% 8/1/02 (FGIC Insured)	2,610,000	2,626,057
		88,727,626
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2001, 2.25% tender 1/3/02, CP mode	2,835,000	2,835,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 A, 2.05% tender 12/12/01, LOC Morgan Guaranty Trust Co., NY, CP mode	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2001, 2.15% tender 1/3/02 (AMBAC Insured), CP mode	1,700,000	1,700,000
South Georgia Hosp. Auth. Rev. (Georgia Alliance Cmnty. Hosp. Proj.) Series 1999 A, 2.15% (AMBAC Insured), VRDN (b)	11,000,000	11,000,000
		16,535,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - 0.6%
Hawaii Dept. of Budget & Fin. Spl. Purp. Mtg. Rev. Bonds (Citizens Communications Co. Proj.) Series 1985, 2.8% tender 11/13/01, CP mode	$ 6,200,000	$ 6,200,000
Idaho - 0.2%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.) Series 1990, 2.15%, VRDN (b)	1,500,000	1,500,000
Illinois - 10.2%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 2.28% (Liquidity Facility Bank of America NA) (b)(d)	3,400,000	3,400,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 2.23% (Liquidity Facility Citibank NA, New York) (b)(d)	2,500,000	2,500,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 2.2%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	1,900,000	1,900,000
Chicago Skyway Bridge Toll Participating VRDN Series EGL 01 1304, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	10,005,000	10,005,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 2.05%, LOC Northern Trust Co., Chicago, VRDN (b)	2,600,000	2,600,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,285,000	1,285,000
Series SGA 93, 2.1% (Liquidity Facility Societe Generale) (b)(d)	15,400,000	15,400,000
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	1,200,000	1,200,000
Series PA 591, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,305,000	5,305,000
Illinois Dev. Fin. Auth. Rev. (AMR Pooled Fing. Prog.):
Series 1999 E1, 2.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,955,000	2,955,000
Series A, 2.15% (Bank of America NA Guaranteed), VRDN (b)	1,605,000	1,605,000
Illinois Gen. Oblig. Participating VRDN:
Series MSDW 98 143, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,500,000	1,500,000
Series ROC 00 10, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	1,800,000	1,800,000
Illinois Health Facilities Auth. Rev.:
(Combined Central Health Care Corp. & Northwest Cmnty. Hosp. Proj.) Series 1985 C, 2.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	1,260,000	1,260,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 2.18% (MBIA Insured), VRDN (b)	$ 19,395,000	$ 19,395,000
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	1,600,000	1,600,000
Series Merlots 01 A86, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,800,000	3,800,000
Series Merlots 01 A93, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,700,000	3,700,000
Series SGB 10, 2.18% (Liquidity Facility Societe Generale) (b)(d)	7,745,000	7,745,000
Series SGB 19, 2.18% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.45%, LOC Lasalle Bank NA, VRDN (b)	3,375,000	3,375,000
Winnebago County Rev. (The Mill Proj.) Series 1996, 2.28%, LOC Bank One, Illinois NA, VRDN (b)	3,460,000	3,460,000
		96,790,000
Indiana - 4.1%
Indiana Bond Bank TAN Series A2, 4% 1/22/02, LOC Bank of New York NA	8,300,000	8,312,212
Indianapolis Gas Util. Sys. Rev. 2.55% 1/16/02, CP	4,200,000	4,200,000
MSD Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	6,600,000	6,600,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 2.25%, LOC Bank One, Indiana NA, VRDN (b)	7,500,000	7,500,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 2.1% tender 11/5/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,000,000	1,000,000
Series 1985 L2, 2.1% tender 12/3/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,000,000	1,000,000
Series 1985 L5:
2.1% tender 12/3/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,900,000	4,900,000
2.55% tender 1/16/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600,000	4,600,000
Series 1985 L6, 2.1% tender 12/3/01 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,000,000	1,000,000
		39,112,212
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - 1.2%
Jefferson County Board of Ed. RAN 3.5% 6/28/02	$ 1,691,000	$ 1,700,145
Jefferson County Health Facilities (Baptist Homes, Inc. Proj.) Series 2000, 2.18%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)	5,565,000	5,565,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 2.5% tender 1/17/02, CP mode	3,800,000	3,800,000
		11,065,145
Louisiana - 1.2%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.) Series 1992, 2.15%, VRDN (b)	4,450,000	4,450,000
Louisiana Gen. Oblig. Participating VRDN Series MSDW 00 259, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,900,000	1,900,000
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Stadium Proj.) Series 2000 A, 2.2% (MBIA Insured), VRDN (b)	5,000,000	5,000,000
		11,350,000
Maine - 0.5%
Maine Hsg. Auth. Mtg. Purchase Rev. Bonds Series 2001 D1, 2.7%, tender 7/31/02 (b)	2,000,000	2,000,000
Maine Tpk. Auth. Participating VRDN Series EGL 00 1901, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000,000	3,000,000
		5,000,000
Maryland - 0.1%
Montgomery County Gen. Oblig. Series 1995, 2% 12/12/01, CP	1,200,000	1,200,000
Massachusetts - 1.5%
Ludlow Gen. Oblig. BAN 3.2% 7/12/02	3,550,000	3,563,176
Massachusetts Gen. Oblig. Series F, 2.25% 11/7/01, LOC Morgan Guaranty Trust Co., NY, CP	2,600,000	2,600,000
Weston Gen. Oblig. BAN 2.75% 6/12/02	8,034,000	8,065,458
		14,228,634
Michigan - 1.5%
Detroit Swr. Disp. Rev.:
Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (b)	3,100,000	3,100,000
Participating VRDN:
Series BS 99 81, 2.05% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,400,000	3,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Participating VRDN:
Series Merlots 01 A103, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	$ 1,200,000	$ 1,200,000
Michigan Bldg. Auth. Rev. Series 2, 2.15% 11/8/01, LOC Bank of New York NA, LOC Commerzbank AG, CP	3,340,000	3,340,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 2.8%, VRDN (b)	1,700,000	1,700,000
2.8%, VRDN (b)	1,700,000	1,700,000
		14,440,000
Minnesota - 2.2%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,840,000	1,840,000
Series ROC II R61, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,115,000	3,115,000
Minnesota Gen. Oblig. Participating VRDN Series ROC II 99 4, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,300,000	3,300,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.2%, LOC Fannie Mae, VRDN (b)	1,700,000	1,700,000
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	5,115,000	5,115,000
Saint Paul Port Auth. Indl. Dev. Rev. (Weyerhaeuser Co. Proj.) Series 1993, 3.75%, VRDN (b)	1,800,000	1,800,000
South Washington County Independant School District #833 Participating VRDN Series ROC II R34, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	4,080,000	4,080,000
		20,950,000
Mississippi - 0.5%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,100,000	1,100,000
Mississippi Gen. Oblig. RAN 2.4% 9/27/02	3,400,000	3,400,000
		4,500,000
Missouri - 1.0%
Missouri Envir. Impt. & Energy Resource Auth. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.55%, VRDN (b)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - continued
Missouri Health & Ed. Facilities Auth. School District Bonds (Mehlville School District Proj.) Series 2001 L, 3% 10/21/02	$ 5,000,000	$ 5,035,718
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series CDC 00 H, 2.2% (Liquidity Facility Caisse des Depots et Consignations) (b)(d)	3,530,000	3,530,000
		9,965,718
Nebraska - 0.5%
Omaha Gen. Oblig. Participating VRDN:
Series BS 00 108, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	2,495,000	2,495,000
Series EGL 00 2701, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000,000	2,000,000
		4,495,000
Nevada - 0.7%
Clark County School District Participating VRDN:
Series MSDW 00 311, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	1,550,000	1,550,000
Series MSDW 00 378, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	2,400,000	2,400,000
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 2.18% (Liquidity Facility Societe Generale) (b)(d)	2,500,000	2,500,000
		6,450,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 2.25% tender 1/16/02, CP mode	3,500,000	3,500,000
New York - 0.4%
Northport-East Northport Union Free School District BAN 3% 6/26/02	2,100,000	2,103,629
Rochester Gen. Oblig. RAN 3% 6/28/02	1,800,000	1,810,003
		3,913,632
Non State Specific - 0.3%
Stephens Equity Trust I Participating VRDN Series 1996, 2.28%, LOC Bayerische Hypo-und Vereinsbank AG (b)(d)	2,782,035	2,782,035
North Carolina - 0.6%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MSDW 00 209, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,995,000	5,995,000
Ohio - 8.8%
Bedford Gen. Oblig. BAN 4.625% 12/20/01	1,400,000	1,400,584
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Butler County School District BAN 2.97% 6/13/02	$ 7,600,000	$ 7,611,789
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 2.05% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.):
Series 2000 A, 2.05%, LOC Nat'l. City Bank, VRDN (b)	8,365,000	8,365,000
2.05%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	23,500,000	23,500,000
Cuyahoga County Hosp. Rev. (Cleveland Clinic Foundation Prog.) Series 1997 C, 2.05% (Liquidity Facility Bank of America NA), VRDN (b)	11,865,000	11,865,000
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 2.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,965,000	6,965,000
Lorain County Independent Living Facilities Rev. (Elyria United Methodist Village Proj.) 2.18%, LOC Bank One NA, VRDN (b)	4,100,000	4,100,000
Mahoning County Hosp. Facilities Rev. (Forum Health Obligated Group Proj.) Series 1997 B, 2.17% (MBIA Insured) (BPA Bank One NA), VRDN (b)	5,600,000	5,600,000
Miami County Gen. Oblig. BAN 2.97% 2/1/02	1,665,000	1,666,308
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1996, 2.25%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,560,000	1,560,000
Series 1997, 2.25%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,700,000	5,700,000
		83,333,681
Oklahoma - 0.9%
McGee Creek Auth. Wtr. Rev. Participating VRDN Series CDC 00 B, 2.2% (Liquidity Facility Caisse des Depots et Consignations) (b)(d)	2,480,000	2,480,000
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma Hosp. Assoc. Proj.) Series 1999 A, 2.15% (CDC Fdg. Corp. Guaranteed), VRDN (b)	3,100,000	3,100,000
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Bonds Series 2001, 2.53%, tender 4/1/02 (Liquidity Facility Societe Generale) (b)	2,600,000	2,600,000
		8,180,000
Pennsylvania - 3.5%
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Zoological Society Proj.) Series A, 2.9%, tender 6/3/02, LOC PNC Bank NA, Pittsburgh (b)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(Duquesne Lt. Co. Proj.) Series 1999 A, 2.05% (AMBAC Insured), VRDN (b)	$ 2,600,000	$ 2,600,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	1,500,000	1,500,000
Berks County Indl. Dev. Auth. Rev. (Construction Fasteners Proj.) Series 1996 A, 2.25%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	355,000	355,000
Dauphin County Gen. Auth. Rev. (School District Pooled Fing. Prog.) 2.1% (AMBAC Insured) (BPA Bank of Nova Scotia) (BPA Commerzbank AG), VRDN (b)	1,800,000	1,800,000
Emmaus Gen. Auth. Rev. (Pennsylvania Ln. Prog.) Series 2000 A, 2.18% (FSA Insured), VRDN (b)	2,700,000	2,700,000
Neshaminy School District TRAN 3% 6/28/02	2,800,000	2,803,911
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 2.05% (Liquidity Facility Societe Generale) (b)(d)	1,330,000	1,330,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC 00 3, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	6,200,000	6,200,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
(Carlow College Proj.) Series 1997 B2, 0%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (a)(b)	1,200,000	1,200,000
(Duquesne Univ. Proj.) Series 2001, 3.875%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	1,800,000	1,808,775
(Muhlenberg College Proj.) Series 1999 D5, 3.1%, tender 5/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,000,000	2,000,000
(Rosemont College Proj.) Series 1997 B4, 2.95%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	2,200,000	2,200,000
(Kings College Proj.) Series 2001 H6, 2.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000,000	5,000,000
		33,497,686
South Carolina - 3.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series MSDW 00 212, 2.16% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	7,495,000	7,495,000
South Carolina Edl. Facilities Auth. (Claflin College Proj.) Series 1997, 2.28%, LOC Bank of America NA, VRDN (b)	4,550,000	4,550,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 2.2%, LOC Bank of America NA, VRDN (b)	7,150,000	7,150,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 2.1% (Liquidity Facility Societe Generale) (b)(d)	$ 8,365,000	$ 8,365,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.1% tender 1/15/02, CP mode	3,800,000	3,800,000
		31,360,000
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Bonds (Homeownership Mtg. Prog.) Series 2000 J, 4.375% 11/8/01	4,000,000	4,000,000
Tennessee - 3.1%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 2.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,935,000	8,935,000
Memphis Gen. Oblig.:
Participating VRDN Series SGB 23, 2.18% (Liquidity Facility Societe Generale) (b)(d)	1,200,000	1,200,000
2.6% 11/8/01 (Liquidity Facility Westdeutsche Landesbank Girozentrale), CP	7,300,000	7,300,000
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Bonds 6.075% 1/1/22 (AMBAC Insured) (Pre-Refunded to 1/1/02 @ 102) (c)	1,200,000	1,229,236
Shelby County Gen. Oblig. Series 2000 A:
2.05% 12/5/01, CP	5,000,000	5,000,000
2.05% 1/16/02, CP	6,000,000	6,000,000
		29,664,236
Texas - 15.8%
Austin Hsg. Fin. Corp. Multi-family Hsg. Rev. (Riverchase Proj.) Series 1985 A, 2.28%, LOC Household Fin. Corp., VRDN (b)	1,000,000	1,000,000
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 2.5% tender 1/15/02, CP mode	2,500,000	2,500,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 2.1% tender 12/7/01, CP mode	1,500,000	1,500,000
College Station Independent School District Variable Rate TRAN 1.896% 8/31/02 (b)	4,000,000	4,000,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 2.2%, LOC Chase Manhattan Bank, VRDN (b)	1,900,000	1,900,000
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 2.05% (Liquidity Facility Societe Generale) (b)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
El Paso Wtr. & Swr. Rev. Series A, 2.15% 11/19/01, CP	$ 1,000,000	$ 1,000,000
Fort Worth Gen. Oblig. Series B:
2.05% 12/10/01, CP	7,655,000	7,655,000
2.1% 11/27/01, CP	3,000,000	3,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 2.2%, LOC Chase Bank of Texas NA, VRDN (b)	3,600,000	3,600,000
Harris County Gen. Oblig.:
Participating VRDN:
Series BS 01 126 Class A, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	17,400,000	17,400,000
Series EGL 01 4305, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	6,900,000	6,900,000
2.55% 1/16/02, CP	1,600,000	1,600,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 2.2% (FSA Insured), VRDN (b)	1,500,000	1,500,000
Harris County Hosp. District Rev. TRAN 3% 2/28/02	3,400,000	3,408,787
Harris County Indl. Dev. Corp. Indl. Dev. Rev. (Johann Haltermann Proj.) Series 1996 A, 2.2%, LOC Chase Manhattan Bank, VRDN (b)	1,135,000	1,135,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 00 4307, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000,000	9,000,000
Houston Gen. Oblig. TRAN 2.45% 3/19/02	2,135,000	2,135,000
Houston Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Merlots 00 A32, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,230,000	3,230,000
Series A, 2.1% 11/13/01, CP	1,200,000	1,200,000
Lewisville Independent School District Participating VRDN Series SGA 134, 2.05% (Liquidity Facility Societe Generale) (b)(d)	1,290,000	1,290,000
Lower Colorado River Auth. Rev. Series A, 2.4% 12/5/01 (Liquidity Facility Morgan Guaranty Trust Co., NY), CP	2,000,000	2,000,000
Northside Independent School District Bonds Series A, 3%, tender 8/1/02 (Permanent School Fund of Texas Guaranteed) (b)	6,700,000	6,719,594
Pearland Independent School District Participating VRDN Series SG 106, 2.18% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000
Plano Independent School District Participating VRDN Series SGA 128, 2.05% (Liquidity Facility Societe Generale) (b)(d)	1,680,000	1,680,000
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 2.05% (Liquidity Facility Societe Generale) (b)(d)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
San Antonio Arpt. Sys. Rev. Participating VRDN Series EGL 96 C4305, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 8,805,000	$ 8,805,000
San Antonio Elec. & Gas Rev. Participating VRDN Series SG 105, 2.2% (Liquidity Facility Societe Generale) (b)(d)	12,300,000	12,300,000
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	1,400,000	1,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,000,000	1,000,000
Socorro Independant School District Participating VRDN Series EGL 00 4306, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	5,805,000	5,805,000
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/20 (Pre-Refunded to 4/1/02 @ 102) (c)	2,900,000	2,984,727
TRAN 3.75% 8/29/02	12,300,000	12,426,744
Texas Tech Univ. Revs. Series A1, 2.1% 11/27/01, CP	1,000,000	1,000,000
Univ. of Texas Permanent Univ. Fund Bonds Series A, 2.5% tender 1/16/02 (Liquidity Facility Bank One Corp.), CP mode	10,000,000	10,000,000
		150,574,852
Utah - 2.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 F, 2.1% tender 11/1/01 (AMBAC Insured) (Liquidity Facility Morgan Guaranty Trust Co., NY), CP mode	1,000,000	1,000,000
Series F, 2.1% tender 11/1/01 (AMBAC Insured) (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	1,000,000	1,000,000
Participating VRDN:
Series EGL 96 C4402 Class A, 2.18% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000,000	4,000,000
Series PT 383, 2.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995,000	9,995,000
Series 1998 B4, 2.4% 2/14/02, CP	1,400,000	1,400,000
Series 1998 B5: 2.15% 3/20/02, CP	1,000,000	1,000,000
2.1% 3/11/02, CP	4,000,000	4,000,000
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 A, 2.25%, LOC Bank One, Arizona NA, VRDN (b)	4,130,000	4,130,000
		26,525,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds (Middlebury College Proj.) 3.05%, tender 5/1/02 (b)	$ 3,800,000	$ 3,800,000
Virginia - 4.0%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
2.15% tender 11/7/01, CP mode	4,300,000	4,300,000
2.2% tender 2/8/02, CP mode	2,100,000	2,100,000
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985, 2.15% tender 11/7/01, CP mode	2,000,000	2,000,000
Series 1987 B, 2.15% tender 11/8/01, CP mode	2,000,000	2,000,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 2.1% (FSA Insured), VRDN (b)	3,325,000	3,325,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 2.05% tender 12/14/01, CP mode	4,000,000	4,000,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 2.15% tender 11/7/01, CP mode	1,700,000	1,700,000
Virginia Pub. School Auth. Bonds Series A, 4% 8/1/02	7,210,000	7,278,430
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
2.2% tender 2/8/02, CP mode	9,100,000	9,100,000
2.5% tender 1/11/02, CP mode	1,900,000	1,900,000
		37,703,430
Washington - 3.6%
Clark County Pub. Util. District #1 Elec. Rev. BAN 4% 3/26/02	1,400,000	1,404,143
King County Gen. Oblig. BAN 3.25% 10/1/02	1,600,000	1,616,001
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 2%, LOC ABN-AMRO Bank NV, VRDN (b)	2,500,000	2,500,000
Port of Seattle Rev. Series A1, 2.1% 12/7/01, LOC Bank of America NA, CP	3,100,000	3,100,000
Snohomish County Gen. Oblig. Participating VRDN Series ROC II R73, 2.18% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	8,200,000	8,200,000
Tacoma Elec. Sys. Rev. Series 2001 B, 2.85% 11/30/01, LOC Bank of America NA, CP	3,300,000	3,300,000
Washington Gen. Oblig. Participating VRDN:
Series SG 37, 2.18% (Liquidity Facility Societe Generale) (b)(d)	5,500,000	5,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series SGA 35, 2.05% (Liquidity Facility Societe Generale) (b)(d)	$ 1,000,000	$ 1,000,000
Series SGA 36, 2.05% (Liquidity Facility Societe Generale) (b)(d)	2,260,000	2,260,000
Series SGB 09, 2.18% (Liquidity Facility Societe Generale) (b)(d)	900,000	900,000
Series SGB 11, 2.18% (Liquidity Facility Societe Generale) (b)(d)	4,595,000	4,595,000
		34,375,144
Wisconsin - 1.6%
Racine Unified School District BAN 3.5% 2/4/02	1,570,000	1,570,000
Wisconsin Gen. Oblig.:
Series 2000 B:
2% 12/10/01, CP	2,000,000	2,000,000
2.05% 12/4/01, CP	1,400,000	1,400,000
Series 2000 C, 2.05% 12/10/01, CP	1,800,000	1,800,000
TRAN 3.75% 6/17/02	4,200,000	4,242,337
Wisconsin Trans. Rev. Series 1997, 2.05% 12/12/01, CP	4,000,000	4,000,000
		15,012,337
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 2.13% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,600,000	1,600,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 01 112, 2.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	780,000	780,000
		2,380,000
TOTAL INVESTMENT PORTFOLIO - 98.8%		939,945,846
NET OTHER ASSETS - 1.2%		11,280,198
NET ASSETS - 100%		$ 951,226,044
Total Cost for Income Tax Purposes $ 939,945,846
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
San Antonio Independent School District Bonds Series AAB 01 28, 2.55%, tender 1/16/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 1,400,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,400,000 or 0.1% of net assets.

Income Tax Information

At October 31, 2001, the fund had a capital loss carryforward of approximately $119,000 of which $31,000, $3,000, $28,000 and $57,000 will expire on October 31, 2004, 2006, 2007 and 2008, respectively.

During the fiscal year ended October 31, 2001, 100.00% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2001
Assets
Investment in securities, at value - See accompanying schedule		$ 939,945,846
Cash		2,401,495
Receivable for investments sold		6,356,957
Receivable for fund shares sold		10,322,440
Interest receivable		5,067,914
Other receivables		12,290
Total assets		964,106,942
Liabilities
Payable for investments purchased Regular delivery	$ 2,805,000
Delayed delivery	1,200,000
Payable for fund shares redeemed	8,161,961
Distributions payable	78,964
Accrued management fee	125,019
Distribution fees payable	246,068
Other payables and accrued expenses	263,886
Total liabilities		12,880,898
Net Assets		$ 951,226,044
Net Assets consist of:
Paid in capital		$ 951,344,622
Accumulated net realized gain (loss) on investments		(118,578)
Net Assets		$ 951,226,044
Daily Money Class: Net Asset Value, offering price and redemption price per share ($575,224,256 ÷ 575,295,629 shares)		$1.00
Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($297,659,519 ÷ 297,696,453 shares)		$1.00
Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($78,342,269 ÷ 78,351,990 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2001
Investment Income Interest		$ 26,496,187
Expenses
Management fee	$ 2,047,074
Transfer agent fees	1,674,084
Distribution fees	2,661,191
Accounting fees and expenses	132,040
Non-interested trustees' compensation	2,977
Custodian fees and expenses	19,162
Registration fees	352,148
Audit	24,705
Legal	7,394
Miscellaneous	16,461
Total expenses before reductions	6,937,236
Expense reductions	(864,160)	6,073,076
Net investment income		20,423,111
Net Realized Gain (Loss) on Investments		34,366
Net increase in net assets resulting from operations		$ 20,457,477

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended October 31, 2001	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 20,423,111	$ 23,420,386
Net realized gain (loss)	34,366	(57,392)
Increase (decrease) in net unrealized gain from accretion of discount	-	(30)
Net increase (decrease) in net assets resulting from operations	20,457,477	23,362,964
Distributions to shareholders from net investment income	(20,423,111)	(23,420,386)
Share transactions - net increase (decrease)	263,433,948	14,704,017
Total increase (decrease) in net assets	263,468,314	14,646,595
Net Assets
Beginning of period	687,757,730	673,111,135
End of period	$ 951,226,044	$ 687,757,730

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.026	.034	.026	.030	.031
Less Distributions
From net investment income	(.026)	(.034)	(.026)	(.030)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.66%	3.47%	2.65%	3.03%	3.10%
Ratios to Average Net Assets B
Expenses before expense reductions	.77%	.77%	.79%	.79%	.78%
Expenses net of voluntary waivers, if any	.70%	.69%	.65%	.65%	.65%
Expenses net of all reductions	.67%	.69%	.65%	.65%	.65%
Net investment income	2.59%	3.41%	2.61%	2.99%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 575	$ 467	$ 503	$ 519	$ 469

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2001	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Income from Investment Operations
Net investment income	.024	.032	.024	.027	.000078
Less Distributions
From net investment income	(.024)	(.032)	(.024)	(.027)	(.000078)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000000
Total Return B, C	2.40%	3.21%	2.40%	2.78%	.01%
Ratios to Average Net Assets E
Expenses before expense reductions	1.02%	1.02%	1.04%	1.04%	.90% A
Expenses net of voluntary waivers, if any	.95%	.94%	.90%	.90%	.90% A
Expenses net of all reductions	.92%	.94%	.90%	.90%	.90% A
Net investment income	2.33%	3.16%	2.37%	2.73%	2.81% A
Supplemental Data
Net assets, end of period (in millions)	$ 298	$ 221	$ 170	$ 186	$ 177

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For October 31, 1997 (commencement of sale of shares).

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Year ended October 31,	2001 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.008
Less Distributions
From net investment income	(.008)
Net asset value, end of period	$ 1.000
Total Return B, C	.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.53% A
Expenses net of voluntary waivers, if any	.45% A
Expenses net of all reductions	.42% A
Net investment income	2.05% A
Supplemental Data
Net assets, end of period (in millions)	$ 78

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 19, 2001 (commencement of sale of shares) to October 31, 2001.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2001

1. Significant Accounting Policies.

Tax-Exempt Fund (the fund) is a fund of Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

The fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. The fund commenced sale of Fidelity Tax-Free Money Market Fund shares on June 19, 2001. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee equal to an annual rate of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Each class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Tax-Exempt: Daily Money	.00%	.25%	$ 1,344,998	$ 49,099
Capital Reserves	.25%	.25%	1,316,193	3,741
			$ 2,661,191	$ 52,840

Sales Load. FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC received and retained $21,195 from Daily Money Class.

Transfer Agent. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Transfer Agent	Amount	% of Average Net Assets
Tax-Exempt - Daily Money Class	Citibank	$ 1,095,494.20
Tax-Exempt - Capital Reserves Class	Citibank	534,334.20
Tax-Exempt - Tax-Free Money Market Fund	Citibank	44,256	.23*
		$ 1,674,084

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Money Market Insurance. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides

Annual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider.

The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Tax-Exempt Fund
Daily Money Class	0.70%	$ 394,059
Capital Reserves Class	0.95%	187,613
Tax-Free Money Market Fund	0.45%	13,559

Through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $17,968 and $114,457, respectively. During the period credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction

Tax-Exempt Fund
Daily Money Class	$ 87,248
Capital Reserves Class	45,864
Tax-Free Money Market Fund	3,392

Annual Report

Notes to Financial Statements - continued

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Year ended October 31, 2001	Year ended October 31, 2000
Tax-Exempt - Daily Money Class	$ 13,909,010	$ 16,953,102
Tax-Exempt - Capital Reserves Class	6,130,225	6,467,284
Tax-Exempt - Tax-Free Money Market Fund	383,876	-
Total	$ 20,423,111	$ 23,420,386

6. Share Transactions.

Transactions for each class of shares were as follows:

	Year ended October 31, 2001	Year ended October 31, 2000
Tax-Exempt - Daily Money Class Shares sold	1,851,079,228	2,061,950,798
Reinvestment of distributions from net investment income	12,773,139	14,755,396
Shares redeemed	(1,755,283,884)	(2,113,123,326)
Net increase (decrease)	108,568,483	(36,417,132)
Tax-Exempt - Capital Reserves Class Shares sold	1,016,295,289	1,041,721,032
Reinvestment of distributions from net investment income	5,956,487	6,284,630
Shares redeemed	(945,738,301)	(996,884,513)
Net increase (decrease)	76,513,475	51,121,149
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	126,024,408	-
Reinvestment of distributions from net investment income	382,565	-
Shares redeemed	(48,054,983)	-
Net increase (decrease)	78,351,990	-

Annual Report

Report of Independent Accountants

To the Trustees of Newbury Street Trust and the Shareholders of Tax- Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Newbury Street Trust) at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
December 7, 2001

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 31, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	6,014,946,187.48	85.271
Against	503,508,414.85	7.138
Abstain	535,480,803.00	7.591
TOTAL	7,053,935,405.33	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	5,971,422,137.85	84.654
Against	557,198,603.52	7.899
Abstain	525,314,663.96	7.447
TOTAL	7,053,935,405.33	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	6,783,669,415.83	95.891
Withheld	290,713,458.50	4.109
TOTAL	7,074,382,874.33	100.000
Ralph F. Cox
Affirmative	6,782,137,538.88	95.869
Withheld	292,245,335.45	4.131
TOTAL	7,074,382,874.33	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	6,778,796,106.99	95.822
Withheld	295,586,767.34	4.178
TOTAL	7,074,382,874.33	100.000
Robert M. Gates
Affirmative	6,782,902,929.58	95.880
Withheld	291,479,944.75	4.120
TOTAL	7,074,382,874.33	100.000
Abigail P. Johnson
Affirmative	6,778,387,390.22	95.816
Withheld	295,995,484.11	4.184
TOTAL	7,074,382,874.33	100.000
Edward C. Johnson 3d
Affirmative	6,779,233,046.11	95.828
Withheld	295,149,828.22	4.172
TOTAL	7,074,382,874.33	100.000
Donald J. Kirk
Affirmative	6,784,477,667.97	95.902
Withheld	289,905,206.36	4.098
TOTAL	7,074,382,874.33	100.000
Marie L. Knowles
Affirmative	6,785,066,474.12	95.910
Withheld	289,316,400.21	4.090
TOTAL	7,074,382,874.33	100.000
Ned C. Lautenbach
Affirmative	6,784,994,108.92	95.909
Withheld	289,388,765.41	4.091
TOTAL	7,074,382,874.33	100.000
Peter S. Lynch
Affirmative	6,787,997,603.76	95.952
Withheld	286,385,270.57	4.048
TOTAL	7,074,382,874.33	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	6,782,897,755.29	95.880
Withheld	291,485,119.04	4.120
TOTAL	7,074,382,874.33	100.000
William O. McCoy
Affirmative	6,783,787,612.03	95.892
Withheld	290,595,262.30	4.108
TOTAL	7,074,382,874.33	100.000
William S. Stavropoulos
Affirmative	6,783,941,194.12	95.894
Withheld	290,441,680.21	4.106
TOTAL	7,074,382,874.33	100.000
PROPOSAL 4
To modify the fund's fundamental 80% investment policy.
	# of Votes Cast	% of Votes Cast
Affirmative	396,709,109.51	86.040
Against	19,932,707.36	4.323
Abstain	44,432,726.37	9.637
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 5
To eliminate a fundamental investment policy of the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	382,215,206.18	82.897
Against	32,542,156.50	7.058
Abstain	46,317,180.56	10.045
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning diversification.
	# of Votes Cast	% of Votes Cast
Affirmative	385,271,041.92	83.559
Against	30,291,918.88	6.570
Abstain	45,511,582.44	9.871
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 7
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	383,385,758.48	83.150
Against	32,811,077.57	7.117
Abstain	44,877,707.19	9.733
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00
PROPOSAL 8
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	385,916,250.93	83.699
Against	30,722,508.13	6.664
Abstain	44,435,784.18	9.637
TOTAL	461,074,543.24	100.000
Broker Non-Votes	20,447,469.00

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

Custodian

Citibank, N.A.

New York, NY

TFM-ANN-1201 150383
1.765892.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com